---------------------------
                          The latest report from your
                             Fund's management team
                          ---------------------------

                               SEMIANNUAL REPORT
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]


                                    Tax-Free

                                   Bond Fund

                               FEBRUARY 29, 2000


                           [LOGO] JOHN HANCOCK FUNDS
                                  A Global Investment Management Firm

                      -------------------------------------
                                    TRUSTEES
                                Stephen L. Brown
                                James F. Carlin*
                             William H. Cunningham
                                Ronald R. Dion*
                                Maureen R. Ford
                                Anne C. Hodsdon
                               Charles L. Ladner
                             Steven R. Pruchansky*
                              Richard S. Scipione
                     Lt. Gen. Norman H. Smith, USMC (Ret.)
                                 John P. Toolan
                        *Members of the Audit Committee

                                    OFFICERS
                                Stephen L. Brown
                                    Chairman
                                Maureen R. Ford
                   Vice Chairman and Chief Executive Officer
                                Anne C. Hodsdon
                       President, Chief Operating Officer
                          and Chief Investment Officer
                                 Osbert M. Hood
                          Executive Vice President and
                            Chief Financial Officer
                                Susan S. Newton
                          Vice President and Secretary
                               James J. Stokowski
                          Vice President and Treasurer
                               Thomas H. Connors
                     Vice President and Compliance Officer

                                   CUSTODIAN
                        Investors Bank and Trust Company
                              200 Clarendon Street
                          Boston, Massachusetts 02116

                                 TRANSFER AGENT
                     John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000

                               INVESTMENT ADVISER
                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                             PRINCIPAL DISTRIBUTOR
                            John Hancock Funds, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                 LEGAL COUNSEL
                               Hale and Dorr LLP
                                60 State Street
                        Boston, Massachusetts 02109-1803
               ---------------------------------------------------

===================================CEO CORNER===================================

DEAR FELLOW SHAREHOLDERS:

Over the last 12 months, the market's advances were restricted to an increasingly select group of stocks - primarily in the technology and communications areas. Even those gains were accompanied by tremendous levels of daily volatility. But many other stocks, including the household blue-chip names, fell in response to a tough combination of investor apathy, rising interest rates and earnings concerns.

In this same period, bonds struggled through one of their worst years in more than two decades, as the strength of the U.S. economy and the rebound of many others around the world provoked inflation fears. Though their longer-term outlook looks brighter, in many instances bond mutual fund investors have actually lost a little ground or made only slight advances lately.

--------------------------------------------------------------------------------
[A 1" x 1" photo of Maureen R. Ford, Vice Chairman and Chief Executive Officer, flush right next to second paragraph.]
--------------------------------------------------------------------------------

While we expect the market to broaden eventually, we also expect more volatility. More than ever, this type of environment calls for investment diversification. Since not all parts of your portfolio will perform equally well all the time, we believe it is important to allocate your assets among different types of investments and funds that target a variety of market segments. This strategy, executed under the guidance of a seasoned investment professional, could provide you with a better chance of both realizing results and weathering the market's changing conditions.

The market's disappointingly narrow focus has created a widening gap in investment performance. Keep that in mind as you read the report from your fund's portfolio management team on the following pages. It's all too easy to get caught up in the headlines and miss what lies underneath.

Sincerely,

/s/Maureen R. Ford
------------------
MAUREEN R. FORD, VICE CHAIRMAN AND CHIEF EXECUTIVE OFFICER

================================================================================

                 By Dianne Sales, CFA, Barry H. Evans, CFA, and
                  Frank A. Lucibella, CFA, Portfolio Managers

                                  John Hancock
                               Tax-Free Bond Fund

            Climbing interest rates put a damper on municipal bonds
            -------------------------------------------------------

It has been a rough road for municipal bonds over the last six months, as the Federal Reserve continued to raise interest rates in an attempt to put the brakes on inflationary pressures and an overheating economy. Although some commodity prices such as oil have spiked up, overall inflation still appears to be under control. Nonetheless, the Federal Reserve's preemptive interest-rate hikes drove bond prices down during the period.

         Also adding to the downward pressure on municipal bonds was lack of liquidity in the market. Cash flow into municipal bonds virtually dried up as investors became disenchanted with falling bond prices and were enticed into the stock market by higher returns.

Fund performance

Given the market backdrop, municipal bond funds produced disappointing returns for the period. For the six months ended February 29, 2000, John Hancock Tax-Free Bond Fund's Class A, Class B and Class C shares returned -0.96%, -1.32% and -1.38%, respectively, at net asset value. That compared to the -1.31% return of the average general municipal bond fund, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for historical performance information.

Performance scorecard

In this difficult environment, the Fund benefited from managing the interest-rate sensitivity - or

--------------------------------------------------------------------------------
[A 3" x 2" photo at bottom right side of page of John Hancock Tax-Free Bond Fund. Caption below reads "Fund management team members (l-r): "Dianne Sales, Barry Evans and Frank Lucibella."]
--------------------------------------------------------------------------------

"...municipal bond funds produced disappointing returns for the period."

================================================================================

                    John Hancock Funds - Tax-Free Bond Fund


"...history has demonstrated that rising rates eventually fall."

--------------------------------------------------------------------------------
[Pie chart at top left hand column with heading "Portfolio Diversification." The chart is divided into eleven sections (from top to left): Authority 2%, Housing 2%, Water & Sewer 3%, Education 3%, General Obligation 8%, Industrial Revenue 8%, Other 13%, Health 13%, Pollution Control 13%, Electric 16% and Transportation 19%. A note below the chart reads "As a percentage of net assets on February 29, 2000."]
--------------------------------------------------------------------------------

duration - of the portfolio. The shorter the duration, the less sensitive the Fund will be to interest-rate changes. From September through December, we shortened the Fund's duration, which protected the Fund when rates climbed in the back half of the year. We began to cautiously push out the Fund's duration to a neutral position at the start of this year, since, although there likely are still more rate hikes to come, a goodly portion is already priced into the bond market.

         On the negative side, the Fund's health-care holdings were a disappointment. Federal reductions in Medicare and Medicaid reimbursements turned out to be more severe than industry experts - and even the government - had anticipated. That has put considerable pressure on the earnings in the health-care sector - particularly for hospitals, nursing homes and assisted living centers.

--------------------------------------------------------------------------------
[Table at bottom of left hand column entitled "Scorecard". The header for the left column is "Investment" and the header for the right column is "Recent Performance...and What's Behind the Numbers". The first listing is Health-care bonds followed by a down arrow with the phrase "Cuts in government reimbursements." The second listing is Industrial development bonds followed by a down arrow with the phrase "Profit margin concerns." The third listing is High-grade bonds followed by a sideways arrow with the phrase "Losses contained by strong demand." A note below the table reads "See `Schedule of Investments.' Investment holdings are subject to change."]
--------------------------------------------------------------------------------

Restructuring the portfolio

It's important to remember, especially in a tough market, that bond prices will eventually turn around. So it's critical to maintain a long-term investment perspective and to focus consistently on positioning the Fund for the future. Given that, we've taken advantage of rising interest rates and the downturn in the municipal bond market to gradually reshape the portfolio.

         To start, the jump in interest rates allowed us to trade some of our lower-yielding bonds for higher-yielding ones, improving the overall yield of the portfolio. Second, we've boosted activity in our ongoing strategy to improve the Fund's call protection. Call protection guards against a bond's being redeemed by the issuer for a certain period of time. Good call protection is important when interest rates are falling, because issuers often try to refinance their bonds at lower interest rates. If a bond gets "called away," or redeemed early, then investors are forced to reinvest their money in bonds with lower yields. Weak bond markets are good for the disciplined investor, because negative price action often diverts attention from factors like coupon structure and call protection. It is the perfect time to add long-term value at inexpensive levels.

         Interest rates move in cyclical phases, and history has demonstrated that rising rates eventually fall. While rates have recently been on the rise, overall inflation is still very contained by historical standards. A proactive Fed has proven to be a boon to bond investors over time. As they say, what goes up, comes back down. When rates do, the Fund will be well positioned with strong call protection.

Looking ahead

In the short term, bond investors could be in for a bumpy ride. The Federal Reserve has clearly

================================================================================

                    John Hancock Funds - Tax-Free Bond Fund

--------------------------------------------------------------------------------
[Bar chart at top of left hand column with heading "Fund Performance". Under the heading is a note that reads "For the six months ended February 29, 2000." The chart is scaled in increments of 1% with -2% at the bottom and 0% at the top. The first bar represents the -0.96% total return for John Hancock Tax-Free Bond Fund Class A. The second bar represents the -1.32% total return for John Hancock Tax-Free Bond Fund Class B. The third bar represents the -1.38% total return for John Hancock Tax-Free Bond Fund Class C. The fourth bar represents the -1.31% total return for Average general municipal bond fund. A note below the chart reads "Total returns for John Hancock Tax-Free Bond Fund are at net asset value with all distributions reinvested. The average general municipal bond fund is tracked by Lipper, Inc. 1 See the following two pages for historical performance information."]
--------------------------------------------------------------------------------

indicated that it is concerned about an overheating economy and budding inflation. Given that, we believe that the Federal Reserve is likely to stay focused on interest rates. Concerns about rising rates are likely to keep investors nervous and the bond market volatile in the near term.

         As for municipal bonds, the technical conditions are improving. For starters, the supply/demand factors in the municipal market are improving. Higher rates have reduced overall supply, putting the market in a favorable technical position. In 1999, new issuance dropped 25%. So far in 2000, it's down roughly 40%. As demand for municipal bonds begins to pick up, municipal bonds will be harder to come by, and that is likely to drive prices higher.

         In addition, higher interest rates will eventually put a damper on the economy's strong growth. When that happens, we are likely to see interest rates resume their decline. Our discipline is to stay fully invested, and we will also continue to restructure the portfolio so that it is well positioned when the market does turn the corner. For now, we plan to continue looking for opportunities to improve the portfolio's yield and call protection.


--------------------------------------------------------------------------------
This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

1Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

"...the supply/demand factors in the municipal market are improving."

================================================================================

                    John Hancock Funds - Tax-Free Bond Fund

--------------------------------------------------------------------------------
                             A LOOK AT PERFORMANCE
--------------------------------------------------------------------------------

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock Tax-Free Bond Fund. Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested.

For Class A shares, total return figures include a maximum applicable sales charge of 4.50%. Class B performance reflects a maximum contingent deferred sales charge (maximum 5% and declining to 0% over six years). Class C performance includes a contingent deferred sales charge (1% declining to 0% after one year).

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them. Please read your prospectus carefully before you invest or send money.

Please note that a portion of the Fund's income may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

--------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------
For the period ended December 31, 1999
                                                                        SINCE
                                                     ONE     FIVE     INCEPTION
                                                     YEAR    YEARS    (1/5/90)
                                                    -------  -------  --------
Cumulative Total Returns                            (7.88%)  33.73%    88.63%
Average Annual Total Returns(1)                     (7.88%)   5.99%     6.56%

--------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------
For the period ended December 31, 1999
                                                                        SINCE
                                                     ONE      FIVE    INCEPTION
                                                     YEAR     YEARS  (12/31/91)
                                                    -------  -------  --------
Cumulative Total Returns                            (8.80%)  32.99%    52.84%
Average Annual Total Returns(1)                     (8.80%)   5.87%     5.45%

--------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------
For the period ended December 31, 1999
                                                                        SINCE
                                                                      INCEPTION
                                                                      (4/1/99)
                                                                      --------
Cumulative Total Return                                               (5.50%)
Average Annual Total Return(1)                                        (5.50%)(2)

--------------------------------------------------------------------------------
YIELDS
--------------------------------------------------------------------------------
As of February 29, 2000
                                                                     SEC 30-DAY
                                                                        YIELD
                                                                       --------
John Hancock Tax-Free Bond Fund: Class A(1)                             5.14%
John Hancock Tax-Free Bond Fund: Class B(1)                             4.63%
John Hancock Tax-Free Bond Fund: Class C(1)                             4.53%

Notes to Performance

(1) The Adviser voluntarily reduced a portion of the management fee, the Distributor reduced the distribution and service fees and the custodian fee was offset with balance credits during the period. Without the reduction of expenses and the offset, the average annual total return for the one-year, five-year and since inception periods for Class A shares would have been (7.98%), 5.91% and 6.34%, respectively. The average annual total returns for the one-year, five-year and since inception periods for Class B shares would have been (8.91%), 5.79% and 5.32%, respectively.The cumulative return since inception for Class C shares would have been (5.55%). Without the reductions of expenses and the offset, the yield for Class A, Class B and Class C shares would have been 5.00%, 4.49% and 4.49%, respectively.

(2) Not annualized.

================================================================================

                    John Hancock Funds - Tax-Free Bond Fund

--------------------------------------------------------------------------------
                    WHAT HAPPENED TO A $10,000 INVESTMENT...
--------------------------------------------------------------------------------

The charts on the right show how much a $10,000 investment in the John Hancock Tax-Free Bond Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Lehman Brothers Municipal Bond Index - an unmanaged index that includes approximately 15,000 bonds and is commonly used as a measure of bond performance. It is not possible to invest in an index. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
Line chart with the heading John Hancock Tax-Free Bond Fund Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Tax-Free Bond Fund on January 5, 1990, before sales charge, and is equal to $19,855 as of February 29, 2000. The second line represents the Lehman Brothers Municipal Bond Index and is equal to $19,613 as of February 29, 2000. The third line represents the value of the same hypothetical investment made in the John Hancock Tax-Free Bond Fund, after sales charge, and is equal to $18,963 as of February 29, 2000.

Line chart with the heading John Hancock Tax-Free Bond Fund Class B*, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the Lehman Brothers Municipal Bond Index and is equal to $16,301 as of February 29, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Tax-Free Bond Fund on December 31, 1991, before sales charge, and is equal to $15,351 as of February 29, 2000.

Line chart with the heading John Hancock Tax-Free Bond Fund Class C, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the Lehman Brothers Municipal Bond Index and is equal to $9,778 as of February 29, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Tax-Free Bond Fund on April 1, 1999, before sales charge, and is equal to $9,580 as of February 29, 2000. The third line represents the value of the same hypothetical investment made in the John Hancock Tax-Free Bond Fund, after sales charge, and is equal to $9,484 as of February 29, 2000.


*No contingent deferred sales charge applicable.
--------------------------------------------------------------------------------

=============================FINANCIAL STATEMENTS===============================

                    John Hancock Funds - Tax-Free Bond Fund

The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on February 29, 2000. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

Assets:
 Investments at value - Note C:
  Tax-exempt long-term bonds (cost - $603,740,040) ............... $624,217,603
 Cash ............................................................    6,488,748
 Receivable for shares sold ......................................    1,311,539
 Interest receivable .............................................    8,958,022
 Other assets ....................................................      138,079
                                                                  -------------
                           Total Assets ..........................  641,113,991
                           ----------------------------------------------------
Liabilities:
 Payable for shares repurchased ..................................      218,008
 Payable for investments purchased ...............................    5,409,080
 Payable to John Hancock Advisers, Inc.
  and affiliates - Note B ........................................    1,039,037
 Accounts payable and accrued expenses ...........................      158,414
                                                                  -------------
                           Total Liabilities .....................    6,824,539
                           ----------------------------------------------------
Net Assets:
 Capital paid-in .................................................  633,538,081
 Accumulated net realized loss on investments and
  financial futures contracts ....................................  (20,845,422)
 Net unrealized appreciation of investments ......................   20,477,563
 Undistributed net investment income .............................    1,119,230
                                                                  -------------
                           Net Assets ............................ $634,289,452
                           ====================================================

Net Asset Value Per Share:
(Based on net asset values and shares of beneficial
 interest outstanding - unlimited number of shares
 authorized with no par value)
 Class A - $523,053,994/52,436,355 ...............................        $9.98
 ==============================================================================
 Class B - $109,220,764/10,949,422 ...............................        $9.98
 ==============================================================================
 Class C - $2,014,694/201,974 ....................................        $9.98
 ==============================================================================
Maximum Offering Price Per Share*
 Class A - ($9.98 x 104.71%) .....................................       $10.45
 ==============================================================================

* On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Statement of Operations
Six months ended February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
 Interest ........................................................  $21,251,559
                                                                  -------------
 Expenses:
  Investment management fee - Note B .............................    1,788,438
  Distribution and service fee - Note B
   Class A .......................................................      673,714
   Class B .......................................................      629,504
   Class C .......................................................        3,879
  Transfer agent fee - Note B ....................................      379,816
  Custodian fee ..................................................       96,585
  Accounting and legal services fee - Note B .....................       66,359
  Registration and filing fees ...................................       30,113
  Interest expense - Note B ......................................       27,895
  Trustees' fees .................................................       21,978
  Auditing fee ...................................................       19,393
  Printing .......................................................       17,033
  Miscellaneous ..................................................       15,188
  Legal fees .....................................................        3,306
  Less: Management fee reduction - Note B ........................      (96,371)
        Distribution and service fee reduction - Note B
         Class A .................................................     (269,485)
         Class B .................................................      (62,950)
                                                                  --------------
                           Total Expenses ........................    3,344,395
                           ----------------------------------------------------
                           Less Expense Reductions -
                           Note B ................................      (41,325)
                           ----------------------------------------------------
                           Net Expenses ..........................    3,303,070
                           ----------------------------------------------------
                           Net Investment Income .................   17,948,489
                           ----------------------------------------------------

Realized and Unrealized Loss on Investments:
 Net realized loss on investments sold ...........................     (725,799)
 Change in net unrealized appreciation/depreciation
  of investments .................................................  (25,053,572)
                                                                  -------------
                           Net Realized and Unrealized
                           Loss on Investments ...................  (25,779,371)
                           ----------------------------------------------------
                           Net Decrease in Net Assets
                           Resulting from Operations .............  ($7,830,882)
                           ====================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

=============================FINANCIAL STATEMENTS===============================

                    John Hancock Funds - Tax-Free Bond Fund


Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                             SIX MONTHS ENDED
                                                                                     YEAR ENDED             FEBRUARY 29, 2000
                                                                                  AUGUST 31, 1999              (UNAUDITED)
                                                                                ---------------------     ---------------------

Increase (Decrease) in Net Assets:
From Operations:
 Net investment income .........................................................     $37,896,720                $17,948,489
 Net realized gain (loss) on investments sold and financial futures contracts ..         849,981                   (725,799)
 Change in net unrealized appreciation/depreciation of investments and
  financial futures contracts ..................................................     (46,040,722)               (25,053,572)
                                                                                ----------------          -----------------
   Net Decrease in Net Assets Resulting from Operations ........................      (7,294,021)                (7,830,882)
                                                                                ----------------          -----------------
Distributions to Shareholders:
 Distributions from net investment income
  Class A - ($0.5574 and $0.2787 per share, respectively) ......................     (30,376,771)               (14,921,812)
  Class B - ($0.4762 and $0.2411 per share, respectively) ......................      (7,517,041)                (3,008,482)
  Class C** - ($0.1924 and $0.2337 per share, respectively) ....................          (2,908)                   (18,197)

 Distributions from net realized gain on investments sold
  Class A - (none and $0.0014 per share, respectively) .........................          -                         (75,045)
  Class B - (none and $0.0014 per share, respectively) .........................          -                         (16,923)
  Class C** - (none and $0.0014 per share, respectively) .......................          -                             (88)
                                                                                ----------------          -----------------
  Total Distributions to Shareholders ..........................................     (37,896,720)               (18,040,547)
                                                                                ----------------          -----------------
From Fund Share Transactions - Net:* ...........................................     (30,737,583)               (48,901,208)
                                                                                ----------------          -----------------
Net Assets:
 Beginning of period ...........................................................     784,990,413                709,062,089
                                                                                ----------------          -----------------
 End of period (including undistributed net investment income
  of $1,119,232 and $1,119,230, respectively) ..................................    $709,062,089               $634,289,452
                                                                                ================          =================


The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment gains and losses, distributions paid to shareholders and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       9

=============================FINANCIAL STATEMENTS===============================

                    John Hancock Funds - Tax-Free Bond Fund


Statement of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

* Analysis of Fund Share Transactions:
                                                                                         SIX MONTHS ENDED
                                                     YEAR ENDED                         FEBRUARY 29, 2000
                                                  AUGUST 31, 1999                          (UNAUDITED)
                                          ------------------------------        --------------------------------
                                             SHARES           AMOUNT               SHARES              AMOUNT
                                          ------------     ------------         -------------       ------------

CLASS A
 Shares sold.............................  29,957,288      $323,426,503          23,775,551        $240,273,416
 Shares reinvested ......................   2,025,165        21,893,127           1,055,875          10,635,279
                                         ------------    --------------        ------------      --------------
                                           31,982,453       345,319,630          24,831,426         250,908,695
 Less shares repurchased ................ (32,044,727)     (345,890,290)        (26,909,325)       (271,941,614)
                                         ------------    --------------        ------------      --------------
 Net decrease ...........................     (62,274)        ($570,660)         (2,077,899)       ($21,032,919)
                                         ============    ==============        ============      ==============
CLASS B
 Shares sold ............................   2,216,028       $24,165,631             478,683          $4,854,317
 Shares reinvested ......................     393,735         4,252,442             160,107           1,613,867
                                         ------------    --------------        ------------      --------------
                                            2,609,763        28,418,073             638,790           6,468,184
 Less shares repurchased ................  (5,448,577)      (58,948,184)         (3,569,910)        (36,024,170)
                                         ------------    --------------        ------------      --------------
 Net decrease ...........................  (2,838,814)     ($30,530,111)         (2,931,120)       ($29,555,986)
                                         ============    ==============        ============      ==============
CLASS C**
 Shares sold ............................      34,495          $366,449           1,521,561         $15,201,924
 Shares reinvested ......................         170             1,789                 908               9,151
                                         ------------    --------------        ------------      --------------
                                               34,665           368,238           1,522,469          15,211,075
 Less shares repurchased ................        (479)           (5,050)         (1,354,681)        (13,523,378)
                                         ------------    --------------        ------------      --------------
 Net increase ...........................      34,186          $363,188             167,788          $1,687,697
                                         ============    ==============        ============      ==============

**Class C commenced operations on April 1, 1999.



                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       10

=============================FINANCIAL STATEMENTS===============================

                    John Hancock Funds - Tax-Free Bond Fund


Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
--------------------------------------------------------------------------------

                                                            YEAR ENDED       PERIOD FROM                             SIX MONTHS
                                                            DECEMBER 31,     JANUARY 1,                                ENDED
                                                       --------------------   1996 TO      YEAR ENDED AUGUST 31,    FEBRUARY 29,
                                                                             AUGUST 31,  -------------------------      2000
                                                         1994(1)     1995      1996(9)    1997     1998     1999    (UNAUDITED)
                                                       ---------- ---------  ----------- -------- -------- -------- ------------

CLASS A
 Per Share Operating Performance
 Net Asset Value, Beginning of Period................     $10.96     $9.39     $10.67     $10.27    $10.63   $11.01     $10.36
                                                        --------  --------   --------   --------  -------- --------   --------
 Net Investment Income ..............................       0.58      0.57(2)    0.40       0.59      0.56(2)  0.56(2)    0.28(2)
 Net Realized and Unrealized Gain (Loss) on Investments    (1.58)     1.28      (0.41)      0.36      0.38    (0.65)     (0.38)
                                                        --------  --------   --------   --------  -------- --------   --------
  Total from Investment Operations ..................      (1.00)     1.85      (0.01)      0.95      0.94    (0.09)     (0.10)
                                                        --------  --------   --------   --------  -------- --------   --------
 Less Distributions:
 Dividends from Net Investment Income ...............      (0.57)    (0.57)     (0.39)     (0.59)    (0.56)   (0.56)     (0.28)
 Distributions from Net Realized
  Gains on Investments ..............................         -         -          -          -         -        -       (0.00)(10)
                                                        --------  --------   --------   --------  -------- --------   --------
  Total Distributions ...............................      (0.57)    (0.57)     (0.39)     (0.59)    (0.56)   (0.56)     (0.28)
                                                        --------  --------   --------   --------  -------- --------   --------
 Net Asset Value, End of Period .....................      $9.39    $10.67     $10.27     $10.63    $11.01   $10.36      $9.98
                                                        ========  ========   ========   ========  ======== ========   ========
 Total Investment Return at Net Asset Value (3) .....     (9.28%)   20.20%     (0.01%)(4)  9.44%     9.08%   (0.93%)    (0.96%)(4)
 Total Adjusted Investment Return at
  Net Asset Value (3,5) .............................     (9.39%)   20.08%     (0.09%)(4)  9.38%     9.06%   (1.04%)    (1.03%)(4)

Ratios and Supplemental Data
 Net Assets, End of Period (000s omitted) ...........   $114,539  $118,797   $560,863   $590,185  $600,905 $564,877   $523,054
 Ratio of Expenses to Average Net Assets ............      0.85%     0.85%      0.85%(7)   0.85%     0.85%    0.86%(11)  0.86%(7,11)
 Ratio of Adjusted Expenses to Average Net Assets (6)      0.96%     0.97%      0.98%(7)   0.91%     0.87%    0.96%      0.99%(7)
 Ratio of Net Investment Income to Average Net Assets      5.72%     5.67%      5.75%(7)   5.61%     5.16%    5.14%      5.52%(7)
 Ratio of Adjusted Net Investment Income
 to Average Net Assets (6) ..........................      5.61%     5.55%(7)   5.62%      5.55%     5.14%    5.03%      5.38%(7)
 Portfolio Turnover Rate ............................       107%      113%       116%(9)     46%(9)    24%      13%         4%
 Fee Reduction Per Share ............................      $0.01     $0.01(2)   $0.01(2)   $0.01     $0.01(2) $0.00(10)  $0.00(10)


The Financial Highlights summarizes the impact of the following factors on a single share for each period indicated: net investment income, gains (losses), dividends and total investment return of the Fund. It shows how the Fund's net asset value for a share has changed since the end of the previous period.
Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       11

=============================FINANCIAL STATEMENTS===============================

                    John Hancock Funds - Tax-Free Bond Fund

Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                            YEAR ENDED      PERIOD FROM                             SIX MONTHS
                                                            DECEMBER 31,     JANUARY 1,                                ENDED
                                                       --------------------   1996 TO      YEAR ENDED AUGUST 31,    FEBRUARY 29,
                                                                             AUGUST 31,  -------------------------      2000
                                                         1994(1)     1995      1996(9)    1997     1998     1999    (UNAUDITED)
                                                       ---------- ---------  ----------- -------- -------- -------- ------------

CLASS B
Per Share Operating Performance
 Net Asset Value, Beginning of Period ................  $10.96     $9.38      $10.67     $10.27    $10.63    $11.01     $10.36
                                                      --------  --------   ---------    -------  --------  --------   --------
 Net Investment Income ...............................   0.50       0.50(2)     0.34       0.51      0.48(2)   0.48(2)    0.24(2)
 Net Realized and Unrealized Gain (Loss) on Investments (1.58)      1.28       (0.40)      0.36      0.38     (0.65)     (0.38)
                                                      --------  --------   ---------    -------  --------  --------   --------
  Total from Investment Operations ...................  (1.08)      1.78       (0.06)      0.87      0.86     (0.17)     (0.14)
                                                      --------  --------   ---------    -------  --------  --------   --------
 Less Distributions:
 Dividends from Net Investment Income ................  (0.50)     (0.49)      (0.34)     (0.51)    (0.48)    (0.48)     (0.24)
 Distributions from Net Realized
  Gains on Investments ...............................     -          -           -          -         -         -       (0.00)(10)
                                                     --------   --------   ---------    -------  --------  --------   --------
  Total Distributions ................................  (0.50)     (0.49)      (0.34)     (0.51)    (0.48)    (0.48)     (0.24)
                                                     --------   --------   ---------    -------  --------  --------   --------
 Net Asset Value, End of Period ......................  $9.38     $10.67      $10.27     $10.63    $11.01    $10.36      $9.98
                                                     ========   ========   =========    =======  ========  ========   ========
 Total Investment Return at Net Asset Value (3) ......(10.05%)    19.41%      (0.51%)(4)  8.63%     8.27%    (1.67%)    (1.32%)(4)
 Total Adjusted Investment Return at
  Net Asset Value (3,5) ..............................(10.16%)    19.29%      (0.59%)(4)  8.57%     8.25%    (1.78%)    (1.39%)(4)

Ratios and Supplemental Data
 Net Assets, End of Period (000s omitted) ............$70,243    $76,824     $81,177   $204,621  $184,085  $143,830   $109,221
 Ratio of Expenses to Average Net Assets .............  1.60%      1.60%       1.60%(7)   1.60%     1.60%     1.61%(11)  1.61%(7,11)
 Ratio of Adjusted Expenses to Average Net Assets (6)   1.71%      1.72%       1.73%(7)   1.66%     1.62%     1.71%      1.74%(7)
 Ratio of Net Investment Income to Average Net Assets   4.97%      4.90%       4.91%(7)   4.85%     4.41%     4.39%      4.77%(7)
 Ratio of Adjusted Net Investment Income
 to Average Net Assets (6) ...........................  4.86%      4.78%       4.78%(7)   4.79%     4.39%     4.28%      4.63%(7)
 Portfolio Turnover Rate .............................   107%       113%        116%(9)     46%(9)    24%       13%         4%
 Fee Reduction Per Share .............................  $0.01      $0.01(2)    $0.01(2)   $0.01     $0.01(2)  $0.00(10)  $0.00(10)



                       SEENOTES TO FINANCIAL STATEMENTS.

                                       12

=============================FINANCIAL STATEMENTS===============================

                    John Hancock Funds - Tax-Free Bond Fund


Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                                                  PERIOD FROM
                                                                                  APRIL 1, 1999               SIX MONTHS
                                                                               (COMMENCEMENT OF                 ENDED
                                                                                   OPERATIONS)            FEBRUARY 29, 2000
                                                                                TO AUGUST 31, 1999           (UNAUDITED)
                                                                                ------------------        -----------------

CLASS C
Per Share Operating Performance
 Net Asset Value, Beginning of Period .........................................       $10.86                    $10.36
                                                                                    --------                  --------
 Net Investment Income (2) ....................................................         0.19                      0.23
 Net Realized and Unrealized Loss on Investments ..............................        (0.50)                    (0.38)
                                                                                    --------                  --------
  Total from Investment Operations ............................................        (0.31)                    (0.15)
                                                                                    --------                  --------
 Less Distributions:
 Dividends from Net Investment Income .........................................        (0.19)                    (0.23)
 Distributions from Net Realized
  Gains on Investments ........................................................           -                      (0.00)(10)
                                                                                    --------                  --------
  Total Distributions .........................................................        (0.19)                    (0.23)
                                                                                    --------                  --------
 Net Asset Value, End of Period ...............................................       $10.36                     $9.98
                                                                                    ========                  ========
 Total Investment Return at Net Asset Value (3) ...............................       (2.86%)(4)                (1.38%)(4)
 Total Adjusted Investment Return at Net Asset Value (3,5) ....................       (2.86%)(4)                (1.40%)(4)

Ratios and Supplemental Data
 Net Assets, End of Period (000s omitted) .....................................         $354                    $2,015
 Ratio of Expenses to Average Net Assets ......................................        1.71%(7,11)               1.71%(7,11)
 Ratio of Adjusted Expenses to Average Net Assets (6) .........................        1.71%(7)                  1.74%(7)
 Ratio of Net Investment Income to Average Net Assets .........................        4.29%(7)                  4.67%(7)
 Ratio of Adjusted Net Investment Income to Average Net Assets (6) ............        4.28%(7)                  4.63%(7)
 Portfolio Turnover Rate ......................................................          13%                        4%
 Fee Reduction Per Share ......................................................        $0.00(10)                 $0.00(10)

 (1)  On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the Fund.
 (2)  Based on the average of the shares outstanding at the end of each month.
 (3)  Assumes dividend reinvestment and does not reflect the effect of sales charges.
 (4)  Not annualized.
 (5)  An estimated total return calculation that does not take into consideration fee reductions by the Adviser during the periods shown.
 (6)  Unreimbursed, without fee reduction.
 (7)  Annualized.
 (8)  Effective August 31, 1996, the fiscal period end changed from December 31 to August 31.
 (9)  Portfolio turnover excludes merger activity.
(10)  Less than $0.01 per share.
(11)  For the periods ended August 31, 1999, and February 29, 2000, the ratio of expenses to average net assets for the Fund excludes the effect of balance credits described in Note B. If this expense reduction was included, the ratio of expenses to average net assets would have been 0.85%, 1.60% and 1.70% for
      Class A, Class B and Class C, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       13

=============================FINANCIAL STATEMENTS===============================

                    John Hancock Funds - Tax-Free Bond Fund


Schedule of Investments
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by Tax-Free Bond Fund on February 29, 2000. It has one main category: tax-exempt long-term bonds. The tax-exempt long-term bonds are broken down by state or territory. Under each state or territory is a list of the securities owned by the Fund.


                                                                                                 PAR VALUE                YIELD
                                                         INTEREST      MATURITY       CREDIT        (000s       MARKET      AT
STATE, ISSUER, DESCRIPTION                                 RATE          DATE         RATING*      OMITTED)     VALUE      MARKET +
--------------------------                             -----------   -----------   ------------  -----------  ---------  -----------

TAX-EXEMPT LONG-TERM BONDS
Alaska (0.32%)
 Alaska Housing Finance Corp,
  Coll Home Mtg Ser B-1 GNMA Coll.....................     7.650%       06-01-24        AAA          $945      $977,385    7.40%
 Valdez Alaska Marine Terminal,
  Rev Ref Sohio Pipe Line Co Proj Ser 1985 ...........     7.125        12-01-25        AA+         1,000     1,054,880    6.75
                                                                                                             ----------
                                                                                                              2,032,265
                                                                                                             ----------
Arizona (2.24%)
 Arizona Health Facilities Auth,
  Hosp Sys Rev Ref Phoenix Memorial Hosp Proj ........     8.200        06-01-21        BB          2,150     2,072,320    8.51
 Arizona Municipal Financing Program,
  Cert of Part Ser 25 ................................     7.875        08-01-14        AAA         1,000     1,215,410    6.48
 Coconino County Pollution Control Corp,
  Poll Control Rev 1997 Ser B Tucson Elec
   Pwr Co Navajo Proj ................................     7.000        10-01-32        B+          2,000     1,973,300    7.09
 Maricopa County Pollution Control Corp,
  Poll Control Rev Ref Ser A Public Service Co
   Palo Verde Proj ...................................     6.375        08-15-23        BBB-        8,550     7,989,376    6.82
 Navajo County Industrial Development Auth,
  Ind'l Devel Rev Stone Container Corp Proj ..........     7.200        06-01-27        B           1,000       956,850    7.52
                                                                                                             ----------
                                                                                                             14,207,256
                                                                                                             ----------
Arkansas (0.05%)
 Arkansas Development Finance Auth,
  Single Family Mtg Rev Ref Ser 1991A ................     8.000        08-15-11        AA            280       294,101    7.62
                                                                                                             ----------
California (18.06%)
 California Statewide Communities Development Auth,
  Ins Rev Ref Cert of Part Hlth Facil Eskaton, Inc. ..     5.875        05-01-20        AAA         4,000     4,190,840    5.61
 Central Valley Financing Auth,
  Cogeneration Proj Rev Carson Ice-Gen Proj Ser 1993 .     6.200        07-01-20        AAA         6,000     6,390,900    5.82
 Foothill/Eastern Transportation Corridor Agency,
  Toll Rd Rev Fixed Rate Cap Apprec Ser 1995A ........      Zero        01-01-19        BBB-       36,600    11,907,810    6.05
  Toll Rd Rev Fixed Rate Cap Apprec Ser 1995A ........      Zero        01-01-20        BBB-       10,000     3,059,400    6.06
  Toll Rd Rev Fixed Rate Current Int Ser 1995A .......     6.000        01-01-16        BBB-       19,800    21,068,982    5.64
  Toll Rd Rev Ref Cap Apprec .........................      Zero        01-15-25        BBB-        5,000       984,500    6.64
 Madera, County of,
  Cert of Part Valley Children's Hosp ................     6.500        03-15-15        AAA        13,185    14,579,182    5.88
 Millbrae, City of,
  Residential Facil Rev Ser 1997A Magnolia of
   Millbrae Proj .....................................     7.375        09-01-27        BB          1,000       972,510    7.58


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       14

=============================FINANCIAL STATEMENTS===============================

                    John Hancock Funds - Tax-Free Bond Fund

                                                                                                 PAR VALUE                YIELD
                                                         INTEREST      MATURITY       CREDIT        (000s       MARKET      AT
STATE, ISSUER, DESCRIPTION                                 RATE          DATE         RATING*      OMITTED)     VALUE      MARKET +
--------------------------                             -----------   -----------   ------------  -----------  ---------  -----------

California (continued)
 Sacramento City Financing Auth,
  Rev Convention Ctr Hotel Ser 1999A .................     6.250%       01-01-30        BB+        $4,000    $3,593,040    6.96%
 Sacramento Cogeneration Auth,
  Cogeneration Proj Rev Procter & Gamble Proj ........     6.500        07-01-21        BBB-        3,750     4,101,300    5.94
 Sacramento Municipal Utilities District,
  Ind'l Devel Rev Ref San Diego Gas &
   Electric Ser C Inflos .............................     8.894#       08-15-18        AAA         1,000     1,052,500    8.45
 San Bernardino, County of,
  Cert of Part Ref Medical Center Fin Proj ...........     5.500        08-01-17        AAA         9,130     8,959,178    5.60
  Cert of Part Ref Medical Center Fin Proj ...........     5.500        08-01-22        A-          2,500     2,250,350    6.11
 San Diego Redevelopment Agency,
  Tax Alloc City Heights Proj Ser 1999A ..............     5.750        09-01-23        BB          1,025       880,383    6.69
 San Diego, City of,
  Cert Undivided Int Wtr Util Fund Net Sys Rev .......     4.750        08-01-28        AAA         3,000     2,450,040    5.82
 San Francisco, City of,
  Resid Facil Ser A Coventry Park Proj ...............     8.500        12-01-26        BB          2,000     2,077,400    8.18
 San Joaquin Hills Transportation Corridor Agency,
  Toll Rd Rev Jr Lien Cap Apprec .....................      Zero        01-01-10        AAA         6,250     3,721,313    5.34
  Toll Rd Rev Ref Conv Cap Apprec Ser 1997A ..........      Zero        01-15-17        BBB-       10,000     6,146,000    6.38
  Toll Rd Rev Sr Lien Cap Apprec .....................      Zero        01-01-14        AAA         5,000     2,290,950    5.72
  Toll Rd Rev Sr Lien Cap Apprec .....................      Zero        01-01-17        AAA         4,900     1,822,653    5.96
  Toll Rd Rev Sr Lien Cap Apprec .....................      Zero        01-01-19        AAA        15,510     5,046,179    6.05
  Toll Rd Rev Sr Lien Cap Apprec .....................      Zero        01-01-20        AAA         2,000       611,880    6.06
  Toll Rd Rev Sr Lien Cap Apprec .....................      Zero        01-01-23        AAA         7,500     1,888,725    6.13
 San Jose Financing Auth,
  Rev Ser B Community Facil Proj .....................     5.625        11-15-18        A+          2,500     2,403,325    5.85
 Santa Ana Financing Auth,
  Lease Rev Police Admin & Holding Facil Ser A .......     6.250        07-01-19        AAA         2,000     2,110,800    5.92
                                                                                                             ----------
                                                                                                            114,560,140
                                                                                                            -----------
Colorado (1.77%)
 Colorado Housing Finance Auth,
  Single Family Prog Sr Iss A-2 ......................     7.625        08-01-17        AAA           240       243,720    7.51
 Denver, City and County of,
  Airport Sys Rev Ser 1992A Preref ...................     7.250        11-15-25        AAA         1,980     2,137,252    6.72
  Airport Sys Rev Ser 1994A Preref ...................     7.500        11-15-23        BBB+          535       597,868    6.71
  Airport Sys Rev Ser 1994A Unref Bal ................     7.500        11-15-23        BBB+        2,565     2,742,985    7.01
 Douglas County School District No. Re. 1,
  Douglas and Elbert Counties Imp Ser 1994A ..........     6.400        12-15-11        AAA         1,400     1,496,768    5.99
 Metropolitan Football Stadium,
  Dist Sales Tax Rev Cap Apprec Ser 1999A ............      Zero        01-01-10        AAA         5,250     3,028,672    5.67
  Dist Sales Tax Rev Cap Apprec Ser 1999A ............      Zero        01-01-12        AAA         2,000     1,012,900    5.83
                                                                                                             ----------
                                                                                                             11,260,165
                                                                                                             ----------
Connecticut (0.16%)
 Connecticut Health and Educational Facilities Auth,
  Rev Ser D Univ of Hartford .........................     6.800        07-01-22        BBB-        1,000     1,002,770    6.78


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       15

=============================FINANCIAL STATEMENTS===============================

                    John Hancock Funds - Tax-Free Bond Fund

                                                                                                 PAR VALUE                YIELD
                                                         INTEREST      MATURITY       CREDIT        (000s       MARKET      AT
STATE, ISSUER, DESCRIPTION                                 RATE          DATE         RATING*      OMITTED)     VALUE      MARKET +
--------------------------                             -----------   -----------   ------------  -----------  ---------  -----------

Delaware (1.07%)
 Delaware State Economic Development Auth,
  Rev Ref Poll Control Ser B Delmarva Pwr Proj .......     6.750%       05-01-19        AAA        $6,500    $6,785,935    6.47%
                                                                                                             ----------
 Florida (4.98%)
  Dade, County of,
 Professional Sports Franchise Facil Tax Rev Cap Apprec     Zero        10-01-27        AAA         5,500     1,029,490    6.17
 Florida State Board of Education,
  Cap Outlay Rev Ref Pub Ed Ser 2000A ** .............     5.750        06-01-22        AA+         4,000     3,925,760    5.86
 Hernando County Industrial Development Auth,
  Rev Ref 2nd Fla Crushed Stone Co ...................     8.500        12-01-14        BBB-          200       212,914    7.98
 Hernando, County of,
  Rev Criminal Justice Complex Fin Proj ..............     7.650        07-01-16        AAA           500       605,535    6.32
 Hillsborough County Aviation Auth,
  Rev Ser B Tampa International Airport ..............     6.000        10-01-17        AAA         5,880     6,067,337    5.81
 Hillsborough, County of,
  Ref Util Rev Ser 1991A .............................     7.000        08-01-14        BBB+        1,245     1,279,051    6.81
 Jacksonville Electric Auth,
  Elec Sys Rev Ser 3-A ...............................     5.250        10-01-28        AA          9,000     7,905,690    5.98
 Lee, County of,
  Hosp Board of Directors Hosp Rev Inflos ............     9.063#       04-01-20        AAA         2,000     2,167,500    8.36
 Orange County Health Facilities Auth,
  Hosp Orlando Regional Medical Center Rev Inflos ....     8.492#       10-29-21        AAA         1,000     1,101,250    7.71
 Orange County School Board,
  Cert of Part Ref Ser 1997A .........................      Zero        08-01-13        AAA        10,365     4,824,078    5.78
 Orlando Utilities Commission,
  Wtr & Elec Sub Rev Ser 1989D .......................     6.750        10-01-17        AA-         2,200     2,452,626    6.05
                                                                                                             ----------
                                                                                                             31,571,231
                                                                                                             ----------
Georgia (3.63%)
 Georgia Municipal Electric Auth,
  Pwr Rev Ref Ser BB .................................     5.700        01-01-19        A           1,000       981,170    5.81
  Pwr Rev Ser C ......................................     5.700        01-01-19        AAA         5,000     4,933,700    5.78
  Pwr Rev Ser EE .....................................     7.250        01-01-24        AAA         2,000     2,334,420    6.21
  Pwr Rev Ser Y ......................................     6.500        01-01-17        AAA         3,500     3,792,285    6.00
  Pwr Rev Ser Z ......................................     5.500        01-01-20        AAA         5,840     5,621,292    5.71
 Monroe County Development Auth,
  Poll Control Rev Ser A Oglethorpe Pwr Corp Scherer Proj  6.800        01-01-12        A           1,000     1,088,450    6.25
 Savannah Hospital Auth,
  Rev Ref & Imp Candler Hosp Proj ....................     7.000        01-01-23        BB          4,000     4,288,360    6.53
                                                                                                             ----------
                                                                                                             23,039,677
                                                                                                             ----------
Illinois (3.04%)
 Chicago, City of,
  Chicago-O'Hare Int'l Airport Gen Airport Rev 1990 Ser A  7.500        01-01-16        A+          1,035     1,058,339    7.33
  Chicago-O'Hare Int'l Airport Int'l Terminal Spec Rev
   Ser 1992 ..........................................     6.750        01-01-12        AAA         3,000     3,128,940    6.47
  Chicago-O'Hare Int'l Airport Spec Facil Rev Ser 1990A
   American Airlines Proj ............................     7.875        11-01-25        BBB-        3,000     3,079,950    7.67


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       16

=============================FINANCIAL STATEMENTS===============================

                    John Hancock Funds - Tax-Free Bond Fund

                                                                                                 PAR VALUE                YIELD
                                                         INTEREST      MATURITY       CREDIT        (000s       MARKET      AT
STATE, ISSUER, DESCRIPTION                                 RATE          DATE         RATING*      OMITTED)     VALUE      MARKET +
--------------------------                             -----------   -----------   ------------  -----------  ---------  -----------

Illinois (continued)
 Chicago, City of (continued),
  Skyway Toll Bridge Rev Ref Ser 1994 ................     6.750%       01-01-17        AAA        $2,000    $2,157,440    6.26%
 Godfrey, City of,
  United Methodist Village Rev Ser 1999A .............     5.875        11-15-29        BB+         1,825     1,446,823    7.41
 Illinois Development Finance Auth,
  Poll Control Rev Ref Commonwealth Edison Co Proj ...     5.850        01-15-14        BBB+        3,000     2,869,380    6.12
 Illinois Health Facilities Auth,
  Rev Methodist Hlth Serv Corp Ser 1991B .............     9.770#       05-01-21        AAA         1,000     1,093,750    8.93
  Rev Ref Friendship Vlg Schamburg ...................     6.750        12-01-08        A-          1,640     1,648,380    6.72
  Rev Ref Ser 1992 Mercy Hosp & Medical Center Proj ..     7.000        01-01-07        BBB         1,500     1,549,560    6.78
  Rev Swedish-American Hosp ..........................     7.400        04-01-20        AAA           750       767,070    7.24
 Illinois Industrial Pollution Control Financing Auth,
  Rev Great Lakes Carbon Corp Proj ...................     7.125        10-01-01        BB+           510       509,944    7.13
                                                                                                             ----------
                                                                                                             19,309,576
                                                                                                             ----------
Indiana (0.31%)
 Wabash, County of,
  Solid Waste Disp Rev Jefferson Smurfit Corp Proj ...     7.500        06-01-26        BB          2,000     1,985,600    7.55
                                                                                                             ----------
Iowa (0.13%)
 Iowa Finance Auth,
  Health Care Facil Rev Ref Care Initiatives Proj Ser B    5.750        07-01-18        BB          1,000       824,440    6.97
                                                                                                             ----------
Kentucky (1.20%)
 Kenton County Airport Board,
  Rev Spec Facil Delta Airlines Proj Ser 1992A .......     6.750        02-01-02        BBB-        2,000     2,030,700    6.65
  Rev Spec Facil Delta Airlines Proj Ser 1992A .......     7.500        02-01-12        BBB-        2,000     2,054,920    7.30
  Rev Spec Facil Delta Airlines Proj Ser 1992A .......     7.125        02-01-21        BBB-        2,000     2,020,660    7.05
 Newport Public Properties,
  Corp Rev 1st Mtg Pub Prkg & Plaza Ser 2000A-1 *** ..     8.500        01-01-27        BB          1,500     1,496,250    8.52
                                                                                                             ----------
                                                                                                              7,602,530
                                                                                                             ----------
Louisiana (2.44%)
 Calcasieu Parish Industrial Development Board,
  Poll Control Rev Ref Ser 1992 Gulf States Util Co Proj   6.750        10-01-12        BB+         2,975     2,960,065    6.78
 De Soto, Parish of,
  Rev Environ Imp Rev Int'l Paper Co Proj Ser A ......     7.700        11-01-18        BBB+        2,750     2,968,322    7.13
 Louisiana Public Facilities Auth,
  Progressive Hlthcare Rev Ser 1998B .................     6.375        10-01-20        BB-         1,245     1,074,149    7.39
  Rev Ser B Alton Ochsner Medical Funding Proj .......     6.500        05-15-22        AAA         3,405     3,456,279    6.40
 St. Charles, Parish of,
  Poll Control Rev Ser 1991 Louisiana Pwr & Light Co Proj  7.500        06-01-21        BBB         4,000     4,131,000    7.26
 West Feliciana, Parish of,
  Poll Control Rev Ser D Gulf States Utilities Co ....     5.800        12-01-15        BB+         1,000       882,520    6.57
                                                                                                             ----------
                                                                                                             15,472,335
                                                                                                             ----------
Maryland (0.62%)
 Municipal Mortgage & Equity, LLC, Ser A (R) .........     6.875        06-30-09        BBB-        4,000     3,911,240    7.03


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       17

=============================FINANCIAL STATEMENTS===============================

                    John Hancock Funds - Tax-Free Bond Fund

                                                                                                 PAR VALUE                YIELD
                                                         INTEREST      MATURITY       CREDIT        (000s       MARKET      AT
STATE, ISSUER, DESCRIPTION                                 RATE          DATE         RATING*      OMITTED)     VALUE      MARKET +
--------------------------                             -----------   -----------   ------------  -----------  ---------  -----------

Massachusetts (4.21%)
 Massachusetts Development Finance Agency,
 Concord-Assabet Family Servs Rev Ref ................     6.000%       11-01-28        Ba2        $2,000    $1,614,600    7.43%
  Rev Boston Univ Ser 1999P ..........................     6.000        05-15-59        BBB+        2,000     1,864,900    6.43
 Massachusetts Health and Educational Facilities Auth,
  Rev Brigham & Women's Hosp Iss Ser D ...............     6.750        07-01-24        AAA         2,450     2,568,139    6.44
  Rev Lowell Gen Hosp Iss Ser A ......................     8.400        06-01-11        A3          1,100     1,171,335    7.89
  Rev New England Deaconess Hosp Iss Ser D ...........     6.625        04-01-12        AAA         3,500     3,694,460    6.28
  Rev St Elizabeth's Hosp of Boston Ser E ............     9.341#       08-15-21        AAA         1,000     1,066,250    8.76
  Rev Worcester Polytechnic Institute Ser E ..........     6.750        09-01-11        AAA         3,840     4,091,712    6.33
 Massachusetts Municipal Wholesale Electric Co,
  Pwr Supply Sys Rev 1992 Ser B A Pub Corp of the
   Commonwealth of Mass ..............................     6.750        07-01-17        BBB+        4,405     4,510,544    6.59
 Massachusetts State Water Pollution Abatement Trust,
  Wtr Poll Rev 1994 South Essex Swr
   District Loan Proj Ser A ..........................     6.375        02-01-15        AA+         1,000     1,045,100    6.10
 Massachusetts, Commonwealth of,
  GO Consol Ln of 1994 Ser B .........................     6.000        08-01-14        AA-         2,000     2,113,560    5.68
 Plymouth, County of,
  Cert of Part Ser A .................................     7.000        04-01-22        AA-         2,750     2,947,258    6.53
                                                                                                             ----------
                                                                                                             26,687,858
                                                                                                             ----------
Michigan (2.03%)
 Detroit, City of,
  GO Unltd Ser 1995A .................................     6.800        04-01-15        A-          1,315     1,428,498    6.26
 Michigan Housing Development Auth,
  Single Family Mtg Rev Ser A ........................     7.500        06-01-15        AA+           790       803,074    7.38
 Michigan State Hospital Finance Auth,
  Hosp Rev Ref Ser 1990A Bay Medical Center Hosp Proj      8.250        07-01-12        A3          2,160     2,230,826    7.99
  Hosp Rev Ref Ser 1995A Genesys Hlth Sys Oblig Group      8.100        10-01-13        AAA         3,000     3,479,250    6.98
 Wayne Charter, County of,
  Spec Airport Facil Rev Ref Ser 1995
   Northwest Airlines Inc. ...........................     6.750        12-01-15        BB+         4,970     4,919,008    6.82
                                                                                                             ----------
                                                                                                             12,860,656
                                                                                                             ----------
Minnesota (0.71%)
 Minneapolis, City of,
  Rev Ref Walker Methodist Sr Servs Ser 1998A ........     5.875        11-15-18        BB+         1,000       825,650    7.12
 Southern Minnesota Municipal Power Agency,
  Pwr Supply Sys Rev Cap Apprec Ser A ................      Zero        01-01-23        AAA        15,000     3,711,150    6.21
                                                                                                             ----------
                                                                                                              4,536,800
                                                                                                             ----------
Mississippi (1.15%)
 Mississippi Home Corp,
  Single Family Sr Rev Ref Ser 1990A .................     9.250        03-01-12        AAA            55        57,049    8.92
 Mississippi Hospital Equipment and Facilities Auth,
  Rev Ser A Rush Memorial Foundation Proj ............     8.750        01-01-16        Baa3        2,000     2,109,020    8.30
 Washington, County of,
  Poll Control Rev Ref Mississippi Pwr & Light Co Proj     7.000        04-01-22        Baa3        5,000     5,124,900    6.83
                                                                                                             ----------
                                                                                                              7,290,969
                                                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       18

=============================FINANCIAL STATEMENTS===============================

                    John Hancock Funds - Tax-Free Bond Fund

                                                                                                 PAR VALUE                YIELD
                                                         INTEREST      MATURITY       CREDIT        (000s       MARKET      AT
STATE, ISSUER, DESCRIPTION                                 RATE          DATE         RATING*      OMITTED)     VALUE      MARKET +
--------------------------                             -----------   -----------   ------------  -----------  ---------  -----------

Nebraska (0.20%)
 Omaha Public Power District,
  Elec Sys Rev 1992 Ser B ............................     6.200%       02-01-17        Aa2        $1,200    $1,262,292    5.89%
                                                                                                             ----------
Nevada (1.59%)
 Clark, County of,
  Ind'l Development Rev Ser A Southwest Gas Corp Proj      6.500        12-01-33        BBB-       10,000     9,378,800    6.93
 Nevada Housing Division,
  Single Family Proj Sr Rev Ser 1989 Iss A-1 .........     7.350        04-01-16        AA            515       519,238    7.29
  Single Family Proj Sr Rev Ser 1990 Iss C-1 .........     7.850        10-01-15        AA            175       178,617    7.69
 Nevada, State of,
  GO Ltd Tax Municipal Bond Bank Proj No. 38
   Ser A Unref Bal ...................................     6.750        07-01-09        AA             25        26,277    6.42
                                                                                                             ----------
                                                                                                             10,102,932
                                                                                                             ----------
New Jersey (1.48%)
 Camden County Improvement Auth,
  Lease Rev Ser A Holt Hauling & Warehousing Proj ....     9.875        01-01-21        BB-         1,100     1,229,624    8.83
 New Jersey Economic Development Auth,
  1st Mtg Rev Ser A Winchester Gardens ...............     8.500        11-01-16        BB+           100       107,034    7.94
  Rev Ref Ind'l Development Newark Airport Marriott
   Hotel Proj ........................................     7.000        10-01-14        BBB-        4,000     4,040,160    6.93
  Rev Ref Ser J Holt Hauling Proj ....................     8.500        11-01-23        BBB         2,500     2,682,225    7.92
 New Jersey Health Care Facilities Financing Auth,
  Rev Care Institute Inc Cherry Hill Proj ............     8.000        07-01-27        BB+         1,370     1,348,121    8.13
                                                                                                             ----------
                                                                                                              9,407,164
                                                                                                             ----------
New Mexico (0.31%)
 Farmington, City of,
  Poll Control Rev 1997 Ser A Tucson Elec Pwr Co
   San Juan Proj .....................................     6.950        10-01-20        B+          2,000     1,956,000    7.11
                                                                                                             ----------
New York (11.80%)
 Dutchess County Resource Recovery Agency,
  Rev Solid Waste Sys Ser A ..........................     5.350        01-01-12        AAA         1,235     1,211,362    5.45
 Islip Community Development Agency,
  Community Dev Rev Ref NY Institute of Technology Proj    7.500        03-01-26        BB-         2,500     2,589,050    7.24
 Long Island Power Auth,
  Elec Sys Rev Cap Apprec Ser 1998A ..................      Zero        12-01-17        AAA           865       301,236    6.03
 Metropolitan Transportation Auth,
  Commuter Facil Rev Ser 1998B .......................     4.750        07-01-26        AAA         4,000     3,255,960    5.84
 New York City Industrial Development Agency,
  Rev Ref LaGuardia Assoc LP Proj ....................     6.000        11-01-28        BB+         2,500     2,128,575    7.05
 New York City Municipal Water Finance Auth,
  Wtr & Swr Sys Rev Ref Cap Apprec Fiscal 1998 Ser D .      Zero        06-15-19        A           5,000     1,530,700    6.23
  Wtr & Swr Sys Rev Ser 1999A ........................     5.500        06-15-32        AAA         2,000     1,835,280    5.99
 New York Local Government Assistance Corp,
  Rev Ref Cap Apprec Ser 1993C .......................      Zero        04-01-14        AAA         7,210     3,195,472    5.86



                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       19

=============================FINANCIAL STATEMENTS===============================

                    John Hancock Funds - Tax-Free Bond Fund

                                                                                                 PAR VALUE                YIELD
                                                         INTEREST      MATURITY       CREDIT        (000s       MARKET      AT
STATE, ISSUER, DESCRIPTION                                 RATE          DATE         RATING*      OMITTED)     VALUE      MARKET +
--------------------------                             -----------   -----------   ------------  -----------  ---------  -----------

New York (continued)
 New York State Dormitory Auth,
  City Univ Sys Consol Rev 2nd Generation Ser 1993A ..     5.750%       07-01-09        A-         $1,000    $1,010,710    5.69%
  Cornell Univ Rev Ser 1990A .........................     7.375        07-01-30        AA          1,000     1,029,070    7.17
  State Univ Ed Facil Rev Iss Ser 1990B ..............     7.500        05-15-11        A             500       565,385    6.63
  State Univ Ed Facil Rev Ser 1993A ..................     5.500        05-15-19        A           1,000       946,600    5.81
 New York State Energy Research and Development Auth,
  Elec Facil Rev Ser 1990A Preref ....................     7.150        06-01-20        A-          1,370     1,459,762    6.71
 New York State Environmental Facilities Corp,
  State Wtr Poll Control Rev Rites Ser PA-174 ........     9.816#       06-15-11        AAA         2,000     2,352,500    8.35
  State Wtr Poll Control Revolving Fund Rev Ser 1990A      7.500        06-15-12        AA          2,370     2,437,735    7.29
 New York State Housing Finance Agency,
  State Univ Construction Ref 1986 Ser A .............     8.000        05-01-11        AAA         2,000     2,384,200    6.71
 New York State Medical Care Facilities Finance Agency,
  Mental Hlth Serv Facil Imp Rev 1990 Ser B Preref ...     7.875        08-15-08        AAA           345       357,699    7.60
  Mental Hlth Serv Facil Imp Rev 1990 Ser B Preref ...     7.875        08-15-20        AAA           420       435,460    7.60
  Mental Hlth Serv Facil Imp Rev 1990 Ser B Unref Bal      7.875        08-15-08        AAA           155       160,441    7.61
  Mental Hlth Serv Facil Imp Rev 1990 Ser B Unref Bal      7.875        08-15-20        AAA            35        36,184    7.62
  Mental Hlth Serv Facil Imp Rev 1991 Ser A Preref ...     7.750        08-15-11        AAA         1,795     1,888,681    7.37
  Mental Hlth Serv Facil Imp Rev 1991 Ser A Unref Bal      7.750        08-15-11        A3            205       214,705    7.40
 New York, City of,
  GO Cap Apprec Ref Fiscal 1998 Ser G ................      Zero        08-01-08        A-          6,000     3,768,180    5.60
  GO Fiscal 1991 Ser D Preref ........................     8.000        08-01-04        A-            185       196,490    7.53
  GO Fiscal 1991 Ser D Unref Bal .....................     8.000        08-01-04        A-             10        10,570    7.57
  GO Fiscal 1991 Ser F Preref ........................     8.200        11-15-03        AAA         1,145     1,229,146    7.64
  GO Fiscal 1991 Ser F Unref Bal .....................     8.200        11-15-03        A-            105       112,095    7.68
  GO Fiscal 1992 Ser A Preref ........................     7.750        08-15-12        A-          2,000     2,119,860    7.31
  GO Fiscal 1992 Ser D Preref ........................     7.700        02-01-09        A-            985     1,052,207    7.21
  GO Fiscal 1992 Ser D Unref Bal .....................     7.700        02-01-09        A-             15        15,946    7.24
  GO Fiscal 1992 Ser H Preref ........................     7.000        02-01-08        A-          1,840     1,941,366    6.63
  GO Fiscal 1992 Ser H Unref Bal .....................     7.000        02-01-08        A-            160       168,059    6.66
  GO Fiscal 1995 Ser B Preref ........................     7.000        08-15-16        A-          3,000     3,270,660    6.42
  GO Fiscal 1996 Ser J ...............................     5.500        02-15-26        A-          2,000     1,820,400    6.04
  GO Rev Ref Ad Valorem Property Tax Ser D ...........     5.750        08-15-13        A-          3,170     3,164,040    5.76
 Port Auth of New York and New Jersey,
  Spec Proj KIAC Partners Proj Ser 4 .................     6.750        10-01-19        BBB        11,000    11,023,870    6.74
 Triborough Bridge and Tunnel Auth,
  Gen Purpose Rev Ser 1993 ...........................      Zero        01-01-22        AAA        20,755     5,528,509    6.15
  Gen Purpose Rev Ser X ..............................     6.500        01-01-19        A+          1,250     1,299,563    6.25
  Spec Oblig Ref Ser 1991B ...........................     6.875        01-01-15        A-          2,300     2,382,018    6.64
 TSASC, Inc,
  TFABS Ser 1 ........................................     6.250        07-15-34        A           3,500     3,393,985    6.45
 Westchester Tobacco Asset Securitization Corp,
  Rev Cap Apprec .....................................      Zero        07-15-39        A           2,000     1,053,860    6.95
                                                                                                             ----------
                                                                                                             74,877,591
                                                                                                             ----------


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       20

=============================FINANCIAL STATEMENTS===============================

                    John Hancock Funds - Tax-Free Bond Fund

                                                                                                 PAR VALUE                YIELD
                                                         INTEREST      MATURITY       CREDIT        (000s       MARKET      AT
STATE, ISSUER, DESCRIPTION                                 RATE          DATE         RATING*      OMITTED)     VALUE      MARKET +
--------------------------                             -----------   -----------   ------------  -----------  ---------  -----------

North Carolina (1.91%)
 North Carolina Municipal Power Agency Number 1,
  Catawba Elec Rev Ser 1992 ..........................     5.750%       01-01-15        AAA        $7,410    $7,365,540    5.78%
  Catawba Elec Rev Ser 1993 ..........................     5.000        01-01-15        AAA         5,220     4,725,718    5.52
                                                                                                             ----------
                                                                                                             12,091,258
                                                                                                             ----------
Ohio (4.17%)
 Akron, City of,
  Cert of Part Akron Municipal Baseball Stadium Proj .      Zero        12-01-16        BBB         1,000       894,770    6.83
 Cleveland Public Power System,
  Elec Sys Rev 1st Mtg Ser 1994A .....................     7.000        11-15-16        AAA         5,860     6,453,091    6.36
  Elec Sys Rev 1st Mtg Ser A .........................     7.000        11-15-24        AAA         4,200     4,625,082    6.36
 Franklin, County of,
  Hosp Facil Ref & Imp Rev Ser 1990B Riverside United
   Methodist Hosp Proj ...............................     7.600        05-15-20        AAA         1,000     1,027,080    7.40
 Lorain, County of,
  Rev 1st Mtg Ser A Kendal At Oberlin Proj ...........     8.625        02-01-22        AA          3,865     4,191,631    7.95
 Ohio State Air Quality Development Auth,
  Rev Adj Ser B Columbus & South Proj ................     6.250        12-01-20        Baa1        4,500     4,216,815    6.67
 Ohio State Water Development Auth,
  Poll Control Facil Rev Ref Ser 1995
    Cleveland Elec Co Proj ...........................     7.700        08-01-25        BB+         2,800     2,955,596    7.29
 Ohio, State of,
  Solid Waste Rev Ref CSC Ltd Proj ...................     8.500        08-01-22        BB          1,825     1,725,775    8.99
 Student Loan Funding Corp,
  Sub Rev Ser B Cincinnati Ohio Student Loan .........     8.875        08-01-08        BBB-          340       345,018    8.75
                                                                                                             ----------
                                                                                                             26,434,858
                                                                                                             ----------
Oklahoma (0.32%)
 Tulsa Municipal Airport Trust, Trustees of,
  Rev Ser 1988 American Airlines Inc .................     7.375        12-01-20        BBB-        2,000     2,028,660    7.27
                                                                                                             ----------
Oregon (0.55%)
 Western Generation Agency,
  Rev 1994 Ser A Wauna Cogeneration Proj .............     7.125        01-01-21        BBB-        3,400     3,459,908    7.00
                                                                                                             ----------
Pennsylvania (7.74%)
 Allegheny County Hospital Development Auth,
  Rev Hlth & Ed Rehab Institute of Pitt ..............     7.000        06-01-22        AA          1,500     1,593,660    6.59
 Allegheny County Industrial Development Auth,
  Rev Ref Ser 1994A Environmental Imp USX Corp Proj ..     6.700        12-01-20        BBB-       10,000     9,909,100    6.76
 Beaver County Industrial Development Auth,
  Coll Poll Control Rev Ref Ser 1995A Toledo Edison Co
   Beaver Valley Proj ................................     7.750        05-01-20        BB+         2,200     2,337,192    7.30
 Delaware County Auth,
  1st Mtg Rev Riddle Village Proj ....................     7.000        06-01-26        BBB-        1,250     1,173,100    7.46
 Northumberland County Auth,
  Commonwealth Lease Rev Ser 1991 ....................     6.250        10-15-09        AAA         1,000     1,027,120    6.08
 Pennsylvania Convention Center Auth,
  Rev Ref Ser 1994A ..................................     6.700        09-01-14        BBB         4,950     5,104,292    6.50


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       21

=============================FINANCIAL STATEMENTS===============================

                    John Hancock Funds - Tax-Free Bond Fund

                                                                                                 PAR VALUE                YIELD
                                                         INTEREST      MATURITY       CREDIT        (000s       MARKET      AT
STATE, ISSUER, DESCRIPTION                                 RATE          DATE         RATING*      OMITTED)     VALUE      MARKET +
--------------------------                             -----------   -----------   ------------  -----------  ---------  -----------

Pennsylvania (continued)
 Pennsylvania Economic Development Finance Auth,
  Resource Recovery Rev Ser 1994D Colver Proj ........     7.125%       12-01-15        BBB-       $7,000    $7,235,200    6.89%
  Resource Recovery Rev Ser 1994D Colver Proj ........     7.150        12-01-18        BBB-        1,500     1,528,245    7.02
 Pennsylvania State Turnpike Commission,
  Turnpike Rev Ser N .................................     6.500        12-01-13        AA-         2,840     2,967,942    6.22
 Philadelphia Hospitals and Higher Education Facilities Auth,
  Hosp Rev 1991 Ser A Philadelphia Protestant Home Proj    8.625        07-01-21        AA          2,700     2,885,625    8.07
  Hosp Rev 1992 Ser A Children's Seashore House Proj .     7.000        08-15-12        A+          1,250     1,308,550    6.69
 Philadelphia Industrial Development Auth,
  Commercial Devel Rev Ref Ser A Doubletree Proj .....     6.500        10-01-27        BB+         1,000       948,990    6.85
  Commercial Devel Rev Ser 1995 Philadelphia Airport
   Hotel Proj ........................................     7.750        12-01-17        B+          3,250     3,408,243    7.39
 Philadelphia, City of,
  Wtr & Swr Rev 16th Ser .............................     7.500        08-01-10        AAA         3,000     3,180,390    7.07
 Scranton-Lackawanna Health and Welfare Auth,
  Rev Ser A Allied Services Rehabilitation Hosp Proj .     7.600        07-15-20        BBB-        3,525     3,638,294    7.36
 Westmoreland County Industrial Development Auth,
  Rev Valley Landfill Proj ...........................     5.100        05-01-18        BBB         1,000       849,880    6.00
                                                                                                             ----------
                                                                                                             49,095,823
                                                                                                             ----------
Puerto Rico (6.68%)
 Puerto Rico Aqueduct and Sewer Auth,
  Ref Pars & Inflos Ser 1995 Gtd by the Commonwealth of
   Puerto Rico .......................................     6.000        07-01-11        AAA           200       211,280    5.68
 Ref Pars & Inflos Ser 1995 Gtd by the Commonwealth of
   Puerto Rico .......................................     7.845#       07-01-11        AAA         6,500     7,231,250    7.05
 Puerto Rico Highway and Transportation Auth,
  Highway Rev Ser Y Res Int Tax-Exempt Sec Rec'ts
   Ser PA-114 (r) ....................................     8.587#       07-01-11        A-         13,130    14,817,862    7.61
 Puerto Rico, Commonwealth of,
  GO Cap Apprec Ref Pub Imp Ser 1998 .................      Zero        07-01-14        A           4,000     1,737,640    5.90
  GO Pub Imp Inverse Rate Floater 1992A ..............     7.812#       07-01-08        AAA         2,700     2,828,250    7.46
  GO Pub Imp Inverse Rate Securities Ser 1996 ........     7.672#       07-01-11        AAA        14,000    15,575,000    6.90
                                                                                                             ----------
                                                                                                             42,401,282
                                                                                                             ----------
South Carolina (1.27%)
 Florence, County of,
  Ind'l Dev Rev Stone Container Proj .................     7.375        02-01-07        BB-         3,460     3,474,982    7.34
 Richland, County of,
  Poll Control Rev Union Camp Corp Proj Ser 1992B ....     6.625        05-01-22        BBB+        2,000     2,005,880    6.61
 South Carolina Jobs-Economic Development Auth,
  Solid Waste Recycling Rev
   Santee River Rubber Proj Ser A ....................     8.000        12-01-14        BB-         2,750     2,555,465    8.61
                                                                                                             ----------
                                                                                                              8,036,327
                                                                                                             ----------
Tennessee (3.72%)
 Chattanooga Tenn Ind'l Dev Brd Ind'l Rev,
  Ref-Dev-Market Str Ltd PJ ..........................     7.000        12-15-12        BBB         2,750     2,701,187    7.13


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       22

=============================FINANCIAL STATEMENTS===============================

                    John Hancock Funds - Tax-Free Bond Fund

                                                                                                 PAR VALUE                YIELD
                                                         INTEREST      MATURITY       CREDIT        (000s       MARKET      AT
STATE, ISSUER, DESCRIPTION                                 RATE          DATE         RATING*      OMITTED)     VALUE      MARKET +
--------------------------                             -----------   -----------   ------------  -----------  ---------  -----------

Tennessee (continued)
 Eastside Utility District of Hamilton,
  Waterworks Rev Iss .................................     6.750%       11-01-11        A          $1,000    $1,054,670    6.40%
 Humphreys County Industrial Development Board,
  Solid Waste Disposal Rev E.I. Du Pont
   de Nemours and Co Proj ............................     6.700        05-01-24        AA-         6,500     6,721,000    6.48
 Maury County Industrial Development Board,
  Multi-Modal Interchangeable Rate Poll Control
   Ref Rev Saturn Corp Proj ..........................     6.500        09-01-24        A           9,000     8,945,370    6.54
 Memphis-Shelby County Airport Auth,
  Rev Ref Federal Express Corp .......................     6.750        09-01-12        BBB         4,000     4,188,240    6.45
                                                                                                             ----------
                                                                                                             23,610,467
                                                                                                             ----------
Texas (4.03%)
 Austin, City of,
  Combined Util Sys Rev Ref Ser 1998 .................     6.750        11-15-10        AAA         3,125     3,477,875    6.07
 Corpus Christi Housing Finance Corp,
  Single Family Mtg Sr Rev Ref Ser 1991A .............     7.700        07-01-11        AAA           320       332,941    7.40
 Dallas-Fort Worth International Airport
 Facility Improvement,
  Rev American Airlines Inc ..........................     7.250        11-01-30        BBB-       10,250    10,414,307    7.14
  Rev Delta Air Lines Inc ............................     7.600        11-01-11        BBB-        3,000     3,077,400    7.41
 El Paso Housing Finance Corp,
  Single Family Mtg Rev Ref Bonds 1991 Ser A .........     8.750        10-01-11        A2            310       330,376    8.21
 El Paso International Airport,
  Rev Ref Spec Facil Marriott Corp Proj ..............     7.750        03-01-12        A2          1,410     1,437,058    7.60
 Houston Independent School District,
  Pub Facil Corp Lease Rev Cap Apprec Ser A Cesar E Chavez  Zero        09-15-16        AAA         1,000       367,090    6.15
 Houston, City of,
  Spec Facil Rev Ser C Continental Airline Inc .......     6.125        07-15-27        BB          4,000     3,463,000    7.07
  Wtr & Swr Sys Rev Ref Prior Lien Ser B Preref ......     6.750        12-01-08        A+            180       189,824    6.40
  Wtr & Swr Sys Rev Ref Prior Lien Ser B Unref Bal ...     6.750        12-01-08        A+          1,320     1,382,053    6.45
 North Central Texas Health Facilities Development Corp,
  Hospital Rev Baylor Univ Medical Center Ser 1991A ..    10.480#       05-15-16        AA          1,000     1,095,000    9.57
                                                                                                             ----------
                                                                                                             25,566,924
                                                                                                             ----------
Utah (0.36%)
 Carbon, County of,
  Solid Waste Disp Rev Ref Ser A
   East Carbon Development Corp ......................     9.000        07-01-12        BBB-        1,000     1,038,750    8.66
 Salt Lake City Hospital,
  Rev Ref Ser A ......................................     8.125        05-15-15        AAA         1,000     1,200,720    6.77
 Utah Housing Finance Agency,
  Single Family Mtg Sr 1990 Iss B-2 ..................     7.700        07-01-15        AAA            20        20,185    7.63
  Single Family Mtg Sr 1991 Iss B-1 ..................     7.500        07-01-16        AAA            25        25,564    7.33
                                                                                                             ----------
                                                                                                              2,285,219
                                                                                                             ----------
Virgin Islands (0.49%)
 Virgin Islands Public Finance Auth,
  Rev Sub Lien Fund Ln Notes Ser 1998E ...............     5.875        10-01-18        BB+         2,500     2,231,275    6.58


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       23

=============================FINANCIAL STATEMENTS===============================

                    John Hancock Funds - Tax-Free Bond Fund

                                                                                                 PAR VALUE                YIELD
                                                         INTEREST      MATURITY       CREDIT        (000s       MARKET      AT
STATE, ISSUER, DESCRIPTION                                 RATE          DATE         RATING*      OMITTED)     VALUE      MARKET +
--------------------------                             -----------   -----------   ------------  -----------  ---------  -----------

Virgin Islands (continued)
 Virgin Islands Water & Power Auth,
  Wtr Sys Rev Ref ....................................     5.500%       07-01-17        BB+        $1,000      $866,860    6.34%
                                                                                                             ----------
                                                                                                              3,098,135
                                                                                                             ----------
Virginia (1.43%)
 Arlington County Industrial Development Auth,
  Hosp Facil Rev Arlington Hosp Ser 1991A ............     7.125        09-01-21        AAA           500       528,295    6.74
 Fairfax County Industrial Development Auth,
  Rev RITES ..........................................     3.800#       08-29-23        AA          1,000     1,103,750    3.44
 Fredericksburg Industrial Auth,
  Hosp Facil Rev .....................................     9.114#       08-15-23        AAA         1,500     1,648,125    8.29
 Pittsylvania County Industrial Development Auth,
  Rev Ser A Exempt Facil .............................     7.550        01-01-19        BB          3,500     3,599,680    7.34
 Pocahontas Parkway Assn,
  Toll Road Rev Cap Apprec 1st Tier Sub Ser C ........      Zero        08-15-24        Ba1         4,800       735,072    7.82
  Toll Road Rev Cap Apprec 1st Tier Sub Ser C ........      Zero        08-15-25        Ba1         5,000       709,150    7.82
  Toll Road Rev Cap Apprec 1st Tier Sub Ser C ........      Zero        08-15-26        Ba1         5,500       722,480    7.82
                                                                                                             ----------
                                                                                                              9,046,552
                                                                                                             ----------
Washington (1.55%)
 Seattle, City of,
  Municipal Light & Pwr Rev 1994 .....................     6.625        07-01-16        AA          3,600     3,884,904    6.14
 Spokane County Industrial Development Corp,
  Solid Waste Disp Rev Kaiser Alum & Chem Corp Proj ..     7.600        03-01-27        BB-         1,250     1,292,488    7.35
 Tacoma Electric System,
  Rev VRDN/RIBS Iss of 1991 ..........................     8.891#       01-02-15        AAA         1,000     1,072,500    8.29
 Washington Public Power Supply System,
  Nuclear Proj No. 1 Ref Rev Ser 1989B ...............     7.125        07-01-16        AA-         1,500     1,700,505    6.28
 Washington, State of,
  GO Ser A of 1990 ...................................     6.750        02-01-15        AA+         1,000     1,114,150    6.06
 Washington, University of,
  Hsg & Dining Rev Preref ............................     7.000        12-01-21        AAA            35        37,056    6.61
  Hsg & Dining Rev Preref ............................     7.000        12-01-21        AAA           595       629,956    6.61
  Hsg & Dining Rev Unref Bal .........................     7.000        12-01-21        AAA           120       126,577    6.64
                                                                                                             ----------
                                                                                                              9,858,136
                                                                                                             ----------
Wisconsin (0.69%)
 Sturgeon Bay Combined Utilities,
  Door County Combined Util Mtg Rev Ser 1990 Unref Bal     7.500        01-01-10        AAA           230       239,251    7.21
 Wisconsin Public Power,
  Pwr Supply Sys Rev Ser 1990A .......................     7.400        07-01-20        AAA         4,000     4,123,280    7.18
                                                                                                             ----------
                                                                                                              4,362,531
                                                                                                             ----------
                                                           TOTAL TAX-EXEMPT LONG-TERM BONDS
                                                                        (Cost $603,740,040)       (98.41%)  624,217,603
                                                                                                  -------   -----------
                                                          OTHER ASSETS AND LIABILITIES, NET        (1.59%)   10,071,849
                                                                                                  -------   -----------
                                                                           TOTAL NET ASSETS      (100.00%) $634,289,452
                                                                                                =========  ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       24

=============================FINANCIAL STATEMENTS===============================

                    John Hancock Funds - Tax-Free Bond Fund


NOTES TO SCHEDULE OF INVESTMENTS

(r) Direct placement security is restricted as to resale. This security has been valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's bylaws and the Investment
    Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to this restricted security. Additional information on this security is as follows:

                                                                                                   MARKET
                                                                                                   VALUE AS A          MARKET
                                                                                                   PERCENTAGE           VALUE
                                                                         ACQUISITION  ACQUISITION  OF FUND'S            AS OF
ISSUER, DESCRIPTION                                                         DATE         COST      NET ASSETS    FEBRUARY 29, 2000
-------------------                                                      -----------  -----------  ----------    -----------------

Puerto Rico Highway and Transportation Auth,
 Highway Rev Ser Y Res Int Tax-Exempt Sec Rec'ts Ser PA-114
  8.587%, 07-01-11....................................................     04-02-96    $14,925,160    2.34%         $14,817,862

(R) This security is exempt from registration under rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $3,911,240 or 0.62% of net assets as of February 29, 2000.

  * Credit ratings are unaudited and rated by Standard & Poor's where available, or Moody's Investors Service, Fitch or John Hancock Advisers, Inc. where Standard & Poor's ratings are not available.

 ** This security having an aggregate value of $3,925,760 or 0.62% of the Fund's net assets, has been purchased on a when-issued basis. The purchase price and the interest rate of this security are fixed at trade date, although the Fund does not earn any interest on this security until settlement date. The Fund has instructed its Custodian Bank to segregate assets with a current value at least equal to the amount of its when-issued commitment. Accordingly, the market value of $3,983,863 of Commonwealth of Puerto Rico, 7.672%, 07-01-11, has been segregated to cover the when-issued commitment.

*** This security having an aggregate value of $1,496,250 or 0.24% of the Fund's net assets, has been purchased as a forward commitment - that is, the Fund has agreed on trade date, to take delivery of and to make payment for this security on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of this security are fixed at trade date, although the Fund does not earn any interest on this security until settlement date. The Fund has instructed its Custodian Bank to segregate assets with a current value at least equal to the amount of the forward commitment. Accordingly, the market value of $1,557,500 of Commonwealth of Puerto Rico, 7.672%, 07-01-11, has been segregated to cover the forward commitment.

  + The yield is not calculated in accordance with guidelines established by the U.S. Securities & Exchange Commission and is unaudited. Zero coupon yields are at yield to maturity.

  # Represents rate in effect on February 29, 2000.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

=============================FINANCIAL STATEMENTS===============================

                    John Hancock Funds - Tax-Free Bond Fund


Portfolio Concentration (Unaudited)
--------------------------------------------------------------------------------

The Tax-Free Bond Fund invests primarily in securities issued by the various states and their various political subdivisions. The performance of the Fund is closely tied to economic conditions within the applicable states and the financial conditions of the states and their agencies and municipalities. The concentration of investments by states and credit ratings for individual securities held by the Fund are shown in the schedule of investments. In addition, the concentration of investments can be aggregated by various sector categories. The table below shows the percentages of the Fund's investments at February 29, 2000 assigned to the various sector categories.


                                                                MARKET VALUE
                                                              AS A PERCENTAGE
                                                                OF FUND'S
SECTOR DISTRIBUTION                                             NET ASSETS
-------------------                                           ---------------

General Obligation .........................................        7.64%
Revenue Bonds - Airport ....................................        0.86
Revenue Bonds - Authority ..................................        1.75
Revenue Bonds - Bridge & Toll Road .........................        0.97
Revenue Bonds - Building ...................................        0.10
Revenue Bonds - Combined ...................................        0.67
Revenue Bonds - Education ..................................        3.27
Revenue Bonds - Electric ...................................       15.57
Revenue Bonds - Environment ................................        0.37
Revenue Bonds - Facility ...................................        0.98
Revenue Bonds - Financial ..................................        0.19
Revenue Bonds - Health .....................................       13.34
Revenue Bonds - Highway ....................................        0.34
Revenue Bonds - Housing ....................................        2.32
Revenue Bonds - Industrial Development .....................        0.90
Revenue Bonds - Industrial Revenue .........................        7.68
Revenue Bonds - Lease ......................................        0.14
Revenue Bonds - Other ......................................        4.09
Revenue Bonds - Parking Garage/Authority ...................        0.24
Revenue Bonds - Pollution Control ..........................       12.61
Revenue Bonds - Recreational Facility ......................        0.64
Revenue Bonds - School .....................................        0.82
Revenue Bonds - Solid Waste Disposal .......................        0.59
Revenue Bonds - Transportation .............................       19.07
Revenue Bonds - Water & Sewer ..............................        3.26
                                                              ----------
                            TOTAL TAX-EXEMPT LONG-TERM BONDS      98.41%
                                                              ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

=========================NOTES TO FINANCIAL STATEMENTS==========================

                    John Hancock Funds - Tax-Free Bond Fund


(Unaudited)

NOTE A -

ACCOUNTING POLICIES

John Hancock Tax-Free Bond Trust (the "Trust") is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of two series: John Hancock Tax-Free Bond Fund (the "Fund") and John Hancock High Yield Tax-Free Fund. The other series of the Trust is reported in separate financial statements. The investment objective of the Fund is to provide as high a level of interest income exempt from federal income taxes as is consistent with preservation of capital, by investing primarily in municipal bonds, notes and commercial paper, the interest on which is exempt from federal income taxes.

         The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

         Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement. Aggregate cash balances are invested in one or more repurchase agreements whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $12,097,340 of capital loss carryforwards available, to the extent provided by regulations, to offset future net realized capital gains. To the extent such carryforwards are used by the Fund, no capital gains distribution will be made. The carryforwards expire as follows: August 31, 2002 - $6,941,707 and August 31, 2003 - $5,155,633.
Availability of a certain amount of these loss carryforwards which were acquired on December 6, 1996 in a merger with John Hancock Managed Tax-Exempt Fund, may be limited in a given year.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Interest income on investment securities is recorded on the accrual basis.

         The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

PREMIUM AND DISCOUNT For tax-exempt issues, the Fund amortizes the amount paid in excess of par value on securities purchased from either the date of purchase or date of issue to date of sale, maturity or to next call date, if applicable. The Fund accretes original issue discount from par value on securities purchased from either the date of issue or the date of purchase over the life of the security, as required by the Internal Revenue

=========================NOTES TO FINANCIAL STATEMENTS==========================

                    John Hancock Funds - Tax-Free Bond Fund


Code. The Fund records market discount on bonds purchased after April 30, 1993 at time of disposition.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the fund level and allocated daily to each class of shares based on the relative net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and relative sizes of the funds.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks which permit borrowings of up to $500 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee based on the average daily unused portion of the line of credit is allocated among the participating funds. The maximum loan balance outstanding during the period amounted to $10,964,000. The annualized interest rate charged during the period ranged from 5.7500% to 6.3125%. At February 29, 2000, there were no outstanding borrowings.

FINANCIAL FUTURES CONTRACTS The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price on the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as "variation margin," are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," will be recorded by the Fund as unrealized gains or losses.

         When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

         For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of futures contracts.

         There were no open positions in financial futures contracts for the period ended February 29, 2000.

OPTIONS The Fund may buy and sell options contracts. Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the-counter options will be valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

         The Fund may use option contracts to manage its exposure to the price volatility of financial instruments. Writing puts and buying calls will tend to increase the Fund's exposure to the underlying instrument and buying puts and writing calls will tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

=========================NOTES TO FINANCIAL STATEMENTS==========================

                    John Hancock Funds - Tax-Free Bond Fund

         The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

         Risks may also arise if counterparties do not perform under the contract's terms ("credit risk"), or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund will continuously monitor the creditworthiness of all its counterparties.

         At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's year-end Statement of Assets and Liabilities.

         There were no written option transactions for the period ended February 29, 2000.

NOTE B -

MANAGEMENT FEE AND TRANSACTIONS

WITH AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent on an annual basis to the sum of (a) 0.55% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.50% of the next $500,000,000 and (c) 0.45% of the Fund's average daily net asset value in excess of $1,000,000,000.

         The Adviser has voluntarily agreed to limit the Fund's expenses further to the extent required to prevent expenses from exceeding 0.85%, 1.60% and 1.70% of the average net assets attributable to Class A, Class B and Class C, respectively. Accordingly, the reduction in the Advisor's fee amounted to $96,371 for the period ended February 29, 2000. This limitation may not be discontinued until December 31, 2000.

         The Fund has an agreement with its custodian bank under which $41,325 of custodian fees have been reduced by balance credits applied during the period ended February 29, 2000. If the Fund had not entered into this agreement, the assets not invested, on which these balance credits were earned, could have produced taxable income.

         The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. For the period ended February 29, 2000, net sales charges received with regard to sales of Class A shares amounted to $130,263. Out of this amount, $4,985 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $27,171 was paid as sales commissions to unrelated broker-dealers and $98,107 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer, formerly known as John Hancock Distributors, Inc. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors.

         Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended February 29, 2000, the contingent deferred sales charges received by JH Funds amounted to $192,505.

         Class C shares which are redeemed within one year of purchase will be subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class C shares. There were no contingent deferred sales changes received by JH Funds for the period ended February 29, 2000.

         In addition, to reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses, at an

=========================NOTES TO FINANCIAL STATEMENTS==========================

                    John Hancock Funds - Tax-Free Bond Fund


annual rate not to exceed 0.25% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets, to reimburse JH Funds for its distribution and service costs. JH Funds has agreed to limit the distribution and service fees pursuant to Class A and Class B plans to 0.15% and 0.90% of the average daily net assets, respectively. Accordingly, the reduction in the distribution and service fee amounted to $269,485 and $62,950 for Class A and B, respectively, for the period ended February 29, 2000. This limitation may not be discontinued until December 31, 2000. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

         The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

         The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.

         Mr. Stephen L. Brown, Ms. Maureen R. Ford, Ms. Anne C. Hodsdon and Mr. Richard S. Scipione are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The investment had no impact on the operations of the Fund.

NOTE C -

INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the period ended February 29, 2000, aggregated $24,105,440 and $73,210,665, respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the period ended February 29, 2000.

         The cost of investments owned at February 29, 2000, for federal income tax purposes was $603,740,040. Gross unrealized appreciation and depreciation of investments aggregated $30,172,139 and $9,694,576, respectively, resulting in net unrealized appreciation of $20,477,563.

=====================================NOTES======================================

                     JohnHancock Funds - Tax-Free Bond Fund

================================================================================

[LOGO] JOHN HANCOCK FUNDS                                     ------------------
       A Global Investment Management Firm                        Bulk Rate
                                                                 U.S. Postage
101 HUNTINGTO AVENUE, BOSTON, MA 02199-7603                          PAID
1-800-225-5291  1-800-554-6713 (TDD)                             Randolph, MA
INTERNET: www.jhfunds.com                                        Permit No. 75
                                                              ------------------













--------------------------------------------------------------------------------
         This report is for the information of shareholders of the John Hancock Tax-Free Bond Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

[LOGO] Printed on Recycled Paper                                      520SA 2/00
                                                                            4/00

                           --------------------------
                           The latest report from you
                             Fund's management team
                           --------------------------

                               SEMIANNUAL REPORT
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]



                                   High Yield
                                 Tax-Free Fund

                               FEBRUARY 29, 2000

                           [LOGO] JOHN HANCOCK FUNDS
                                  A Global Investment Management Firm

                        -----------------------------------
                                    TRUSTEES
                                Stephen L. Brown
                                James F. Carlin*
                             William H. Cunningham
                                Ronald R. Dion*
                                 Mauren R. Ford
                                Anne C. Hodsdon
                               Charles L. Ladner
                             Steven R. Pruchansky*
                              Richard S. Scipione
                     Lt. Gen. Norman H. Smith, USMC (Ret.)
                                 John P. Toolan
                        *Members of the Audit Committee

                                    OFFICERS
                                Stephen L. Brown
                                    Chairman
                                Maureen R. Ford
                   Vice Chairman and Chief Executive Officer
                                Anne C. Hodsdon
                       President, Chief Operating Officer
                          and Chief Investment Officer
                                 Osbert M. Hood
                          Executive Vice President and
                            Chief Financial Officer
                                Susan S. Newton
                          Vice President and Secretary
                               James J. Stokowski
                          Vice President and Treasurer
                               Thomas H. Connors
                     Vice President and Compliance Officer

                                   CUSTODIAN
                        Investors Bank and Trust Company
                              200 Clarendon Street
                          Boston, Massachusetts 02116

                                 TRANSFER AGENT
                     John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000

                               INVESTMENT ADVISER
                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                             PRINCIPAL DISTRIBUTOR
                            John Hancock Funds, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                 LEGAL COUNSEL
                               Hale and Dorr LLP
                                60 State Street
                        Boston, Massachusetts 02109-1803
                  ---------------------------------------------

===================================CEO CORNER===================================

DEAR FELLOW SHAREHOLDERS:

Over the last 12 months, the market's advances were restricted to an increasingly select group of stocks - primarily in the technology and communications areas. Even those gains were accompanied by tremendous levels of daily volatility. But many other stocks, including the household blue-chip names, fell in response to a tough combination of investor apathy, rising interest rates and earnings concerns.

--------------------------------------------------------------------------------
[A 1" x 1" photo of Maureen R. Ford, Vice Chairman and Chief Executive Officer, flush right next to first paragraph.]
--------------------------------------------------------------------------------

In this same period, bonds struggled through one of their worst years in more than two decades, as the strength of the U.S. economy and the rebound of many others around the world provoked inflation fears. Though their longer-term outlook looks brighter, in many instances bond mutual fund investors have actually lost a little ground or made only slight advances lately.

While we expect the market to broaden eventually, we also expect more volatility. More than ever, this type of environment calls for investment diversification. Since not all parts of your portfolio will perform equally well all the time, we believe it is important to allocate your assets among different types of investments and funds that target a variety of market segments. This strategy, executed under the guidance of a seasoned investment professional, could provide you with a better chance of both realizing results and weathering the market's changing conditions.

The market's disappointingly narrow focus has created a widening gap in investment performance. Keep that in mind as you read the report from your fund's portfolio management team on the following pages. It's all too easy to get caught up in the headlines and miss what lies underneath.

Sincerely,

/s/Maureen R. Ford
------------------
MAUREEN R. FORD, VICE CHAIRMAN AND CHIEF EXECUTIVE OFFICER

================================================================================

              By Frank A. Lucibella, CFA, Barry H. Evans, CFA, and
                     Dianne Sales, CFA, Portfolio Managers

                                  John Hancock
                            High Yield Tax-Free Fund

                  Inflation fears and rate worries roil bonds
                  -------------------------------------------

Municipal bonds, like most bonds, slumped during the past six months in response to rising interest rates, inflation fears and flagging demand. Prior to the beginning of the period, the Federal Reserve had raised interest rates on two separate occasions to fight potential inflationary pressures resulting from very strong U.S. economic growth and recovering economies overseas. While inflation remained virtually non-existent throughout the fall of 1999, inflation concerns and the prospects for further interest-rate hikes continued to worry bond investors. They reacted to these worries by pushing bond prices lower and their yields - which move in the opposite direction from their prices - higher.

         Throughout the period, there weren't any conclusive signs that inflation was on the rise. But the global economy's increasing strength and rising oil prices sparked fears that the Fed would continue to push interest rates a lot higher to contain inflation. Those fears proved warranted when the Fed did raise interest rates in November 1999 and again in February 2000. Municipal-bond yields rose accordingly and their prices fell. High-yield bonds held up relatively well early on, but eventually succumbed to rising-rate pressures.

In addition to rising interest rates, bonds faced another challenge. They held little appeal for many investors who were bent on finding fast revenue growth among high-flying technology stocks. Furthermore, municipals experienced relatively heavy selling in late 1999 when some

--------------------------------------------------------------------------------
[A 3" x 2" photo at bottom right side of page of John Hancock High Yield Tax-Free Fund. Caption below reads "Fund management team members (l-r): "Dianne Sales, Barry Evans and Frank Lucibella."]
--------------------------------------------------------------------------------

"Municipal bonds, like most bonds, slumped during the past six months..."

================================================================================

                 John Hancock Funds - High Yield Tax-Free Fund


"Virtually all of our holdings came under pressure from rising interest rates..."

--------------------------------------------------------------------------------
[Pie chart at top left hand column with heading "Portfolio Diversification." The chart is divided into eleven sections (from top to left): Economic Development 2%, Water & Sewer 2%, Education 2%, Authority 2%, Industrial Development 3%, Housing 8%, Industrial Revenue 11%, Transportation 12%, Pollution Control 18%, Other 20% and Health 20%. A note below the chart reads "As a percentage of net assets on February 29, 2000."]
--------------------------------------------------------------------------------

institutional investors, who routinely seek out the most attractive values among various fixed-income investments, shunned municipals in favor of beaten-down corporate bonds.

         As bad as it was, the period did contain a silver lining or two. First, the strong U.S. economy helped boost the tax collections and revenues of municipal issuers across the country. Second, rising municipal bond yields began to attract individual investors. For an investor in the top federal tax bracket (39.6%), a 30-year high-yield municipal bond that yielded 6.5% on February 29, 2000, offered a tax-equivalent yield of approximately 10.7%.

Fund performance

For the six-month period ended February 29, 2000, John Hancock High Yield Tax-Free Fund's Class A, Class B and Class C shares posted total returns of -2.09%, -2.45% and -2.46%,

--------------------------------------------------------------------------------
[Table at bottom of left hand column entitled "Scorecard". The header for the left column is "Investment" and the header for the right column is "Recent Performance...and What's Behind the Numbers". The first listing is Premium-coupon bonds followed by a sideways arrow with the phrase "Losses contained by high coupons." The second listing is City of Cleveland Parking Facility followed by a down arrow with the phrase "Despite declines, credit quality boosted." The third listing is Health-care bonds followed by a down arrow with the phrase "Cuts in Medicare; lack of muni insurance." A note below the table reads "See `Schedule of Investments.' Investment holdings are subject to change."]
--------------------------------------------------------------------------------

respectively, at net asset value. By comparison, the average high-yield municipal bond fund returned -2.90%, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for longer-term performance information.

Defensive stance

The Fund's relative outperformance can be attributed to our somewhat defensive posture during this difficult period. Throughout the period, we maintained a relatively short duration - a measure of the Fund's sensitivity to interest-rate changes - that enabled the Fund's share price to fall less when interest rates rose. In addition, the Fund had a somewhat defensive credit-quality positioning, with a larger exposure to higher-quality, more liquid high-yielding bonds than many of its competitors. Many of the lowest-quality, less liquid, high-yielding bonds proved to be especially vulnerable to unfavorable market conditions. Finally, our diversified approach worked in our favor. For several years we have worked to expand the number of holdings within the Fund, so that its performance isn't overly reliant on the fortunes of one type of bond or a specific security.

         Our focus on premium-coupon bonds was also a plus. Premium coupons pay interest rates above prevailing market rates and trade at prices that are above their face - or par - value. Their high levels of income helped cushion them against price declines caused by rising interest rates. This was especially helpful in a period when municipal bond prices fell so much that many of them started to lose eligibility for the more favorable capital gains tax treatment known

================================================================================

                 John Hancock Funds - High Yield Tax-Free Fund

--------------------------------------------------------------------------------
[Bar chart at top of left hand column with heading "Fund Performance". Under the heading is a note that reads "For the six months ended February 29, 2000." The chart is scaled in increments of 1% with -3% at the bottom and 0% at the top. The first bar represents the -2.09% total return for John Hancock High Yield Tax-Free Fund Class A. The second bar represents the -2.45% total return for John Hancock High Yield Tax-Free Fund Class B. The third bar represents the -2.46% total return for John Hancock High Yield Tax-Free Fund Class C. The fourth bar represents the -2.90% total return for Average high-yield municipal bond fund. A note below the chart reads "Total returns for John Hancock High Yield Tax-Free Fund are at net asset value with all distributions reinvested. The average high-yield municipal bond fund is tracked by Lipper, Inc. 1 See the following two pages for historical performance information."]
--------------------------------------------------------------------------------

as de minimis. As market conditions subjected more and more bonds to this obscure tax pitfall it placed further pressure on these bonds that fell outside of de minimis.

Leaders and laggards

Virtually all of our holdings came under pressure from rising interest rates, although some hung in better than others. In addition to premium-coupon bonds, pre-refunded bonds withstood the pressure rather well, although they, too, posted losses for the period. Pre-refunded bonds have their payments guaranteed by the funds from a second bond issue, which is usually invested in U.S. Treasury bonds. On the flip side, health-care bonds as a group were among the municipal market's worst performers. Concerns about cutbacks in federal Medicare and Medicaid payments in response to the Balanced Budget Act of 1997 raised questions about the industry's long-term profitability. In addition, the refusal of municipal bond insurers to insure lower-quality tiers of the hospital sector also weighed heavily on the group.

Outlook

In our view, the Federal Reserve policymakers will probably need to push short-term interest rates higher to contain inflation. Inflation and interest-rate prospects are likely to worry bond investors. Even though broad gauges of inflation so far have remained relatively stable, the economy remains quite strong and the price of oil has risen rapidly. Furthermore, the Fed has warned about the impact surging stock prices are having on the economy. That's why we plan to maintain the Fund's current defensive posture, maintaining a somewhat short duration in the near term.

         Ultimately, however, we believe that investors will begin to anticipate the final rate hike. When that occurs - probably in the second half of this year
- we expect that market conditions will improve and bonds will be poised for better performance. Once we're comfortable that that's the case, we will consider extending the Fund's duration in order to take advantage of stable or falling interest rates. We also plan to stay committed to emphasizing the more liquid, higher-quality bonds within the high-yield market.

--------------------------------------------------------------------------------
This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

See the Fund's prospectus for a discussion of the riskd of investing in high-yield bonds.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

"...we plan to maintain the Fund's current defensive posture..."

================================================================================

                 John Hancock Funds - High Yield Tax-Free Fund

--------------------------------------------------------------------------------
                             A LOOK AT PERFORMANCE
--------------------------------------------------------------------------------

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock High Yield Tax-Free Fund. Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested.

For Class A shares, total return figures include a maximum applicable sales charge of 4.50%. (Prior to May 15, 1995, the maximum applicable sales charge for Class A shares was 4.75%.) Class B performance reflects a maximum contingent deferred sales charge (maximum 5% and declining to 0% over six years). Class C performance includes a contingent deferred sales charge (1% declining to 0% after one year).

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them. Please read your prospectus carefully before you invest or send money.

Please note that a portion of the Fund's income may be subject to taxes and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

--------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------
For the period ended December 31, 1999
                                                                       SINCE
                                                     ONE      FIVE   INCEPTION
                                                     YEAR     YEARS  (12/31/93)
                                                    -------  -------  --------
Cumulative Total Returns                            (8.43%)   28.43%    22.09%
Average Annual Total Returns(1)                     (8.43%)    5.13%     3.38%

--------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------
For the period ended December 31, 1999
                                                     ONE      FIVE     TEN
                                                     YEAR     YEARS    YEARS
                                                    -------  -------  --------
Cumulative Total Returns                            (9.36%)   27.67%   72.31%
Average Annual Total Returns(1)                     (9.36%)    5.01%    5.59%

--------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------
For the period ended December 31, 1999
                                                                       SINCE
                                                                     INCEPTION
                                                                      (4/1/99)
                                                                      --------
Cumulative Total Return                                               (5.98%)
Average Annual Total Return(1)                                        (5.98%)(2)

--------------------------------------------------------------------------------
YIELDS
--------------------------------------------------------------------------------
As of February 29, 2000
                                                                     SEC 30-DAY
                                                                        YIELD
                                                                       --------
John Hancock High Yield Tax-Free Fund: Class A(1)                       5.59%
John Hancock High Yield Tax-Free Fund: Class B(1)                       5.10%
John Hancock High Yield Tax-Free Fund: Class C(1)                       5.11%

Notes to Performance

(1) The custodian fee was offset with balance credits during the period ended February 29, 2000. Without the balance credits, the average annual total return for the one-year period for Class A and Class B shares would have been (8.44%) and (9.37%), respectively. The effect to the average annual return for the since inception period for Class C shares would have been less than 0.01%. Without the balance credits, the yields for Class A, Class B and Class C shares would have been 5.57%, 5.08% and 5.09%, respectively.

(2) Not annualized.

================================================================================

                 John Hancock Funds - High Yield Tax-Free Fund

--------------------------------------------------------------------------------
                    WHAT HAPPENED TO A $10,000 INVESTMENT...
--------------------------------------------------------------------------------

The charts on the right show how much a $10,000 investment in the John Hancock High Yield Tax-Free Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Lehman Brothers Municipal Bond Index - an unmanaged index that includes approximately 15,000 bonds and is commonly used as a measure of bond performance. It is not possible to invest in an index. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
Line chart with the heading John Hancock High Yield Tax-Free Fund Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the Lehman Brothers Municipal Bond Index and is equal to $13,341 as of February 29, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock High Yield Tax-Free Fund on December 31, 1993, before sales charge, and is equal to $12,790 as of February 29, 2000. The third line represents the value of the same hypothetical investment made in the John Hancock High Yield Tax-Free Fund, after sales charge, and is equal to $12,214 as of February 29, 2000.

Line chart with the heading John Hancock High Yield Tax-Free Fund Class B*, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the Lehman Brothers Municipal Bond Index and is equal to $20,303 as of February 29, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock High Yield Tax-Free Fund on August 31, 1989, before sales charge, and is equal to $17,570 as of February 29, 2000.

Line chart with the heading John Hancock High Yield Tax-Free Fund Class C, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the Lehman Brothers Municipal Bond Index and is equal to $9,778 as of February 29, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock High Yield Tax-Free Fund on April 1, 1999, before sales charge, and is equal to $9,491 as of February 29, 2000. The third line represents the value of the same hypothetical investment made in the John Hancock High Yield Tax-Free Fund, after sales charge, and is equal to $9,396 as of February 29, 2000.

*No contingent deferred sales charge applicable.
--------------------------------------------------------------------------------

============================FINANCIAL STATEMENTS================================

                 John Hancock Funds - High Yield Tax-Free Fund

The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on February 29, 2000. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

Assets:
 Investments at value - Note C:
  Tax-exempt long-term bonds (cost - $138,312,313).............   $138,186,093
 Cash .........................................................        265,127
 Interest receivable ..........................................      2,352,488
 Other assets .................................................         69,288
                                                               ---------------
                                 Total Assets .................    140,872,996
                                 ---------------------------------------------
Liabilities:
 Payable for shares repurchased ...............................        179,334
 Payable for investments purchased ............................      1,451,950
 Payable to John Hancock Advisers, Inc.
  and affiliates - Note B .....................................        108,787
 Accounts payable and accrued expenses ........................         17,920
                                                               ---------------
                                 Total Liabilities ............      1,757,991
                                 ---------------------------------------------
Net Assets:
 Capital paid-in ..............................................    153,287,593
 Accumulated net realized loss on investments and
  financial futures contracts .................................    (14,039,460)
 Net unrealized depreciation of investments ...................       (126,220)
 Distributions in excess of net investment income .............         (6,908)
                                                               ---------------
                                 Net Assets ...................   $139,115,005
                                 =============================================

Net Asset Value Per Share:
(Based on net asset values and shares of beneficial
 interest outstanding - 125,000,000 shares authorized
 with $0.01 per share par value)
 Class A - $45,830,215/5,338,942 ..............................          $8.58
 =============================================================================
 Class B - $93,002,231/10,834,195 .............................          $8.58
 =============================================================================
 Class C - $282,559/32,916 ....................................          $8.58
 =============================================================================
Maximum Offering Price Per Share*
 Class A - ($8.58 x104.71%) ...................................          $8.99
 =============================================================================

* On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.


The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Statement of Operations
Six months ended February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
 Interest .....................................................     $5,265,814
                                                               ---------------
 Expenses:
  Investment management fee - Note B ..........................        443,848
  Distribution and service fee - Note B
   Class A ....................................................         57,924
   Class B ....................................................        516,628
   Class C ....................................................          1,309
  Transfer agent fee - Note B .................................         59,032
  Custodian fee ...............................................         23,607
  Registration and filing fees ................................         18,790
  Auditing fee ................................................         15,280
  Accounting and legal services fee - Note B ..................         14,958
  Printing ....................................................          5,527
  Trustees' fees ..............................................          4,538
  Miscellaneous ...............................................          3,189
  Legal fees ..................................................            982
                                                               ---------------
                                 Total Expenses ...............      1,165,612
                                 ---------------------------------------------
                                 Less Expense Reductions -
                                 Note B .......................        (14,296)
                                 ---------------------------------------------
                                 Net Expenses .................      1,151,316
                                 ---------------------------------------------
                                 Net Investment Income ........      4,114,498
                                 ---------------------------------------------

Realized and Unrealized Loss on Investments:
 Net realized loss on investments sold ........................       (462,683)
 Change in net unrealized appreciation/depreciation
  of investments ..............................................     (7,302,679)
                                                               ---------------
                                 Net Realized and Unrealized
                                 Loss on Investments ..........     (7,765,362)
                                 ---------------------------------------------
                                 Net Decrease in Net Assets
                                 Resulting from Operations ....    ($3,650,864)
                                 =============================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

============================FINANCIAL STATEMENTS================================

                 John Hancock Funds - High Yield Tax-Free Fund


Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                              SIX MONTHS ENDED
                                                                                        YEAR ENDED            FEBRUARY 29, 2000
                                                                                     AUGUST 31, 1999             (UNAUDITED)
                                                                                   -------------------       -------------------

Decrease in Net Assets:
From Operations:
 Net investment income ........................................................        $8,824,386                $4,114,498
 Net realized loss on investments sold and financial futures contracts ........        (2,241,320)                 (462,683)
 Change in net unrealized appreciation/depreciation of investments and
  financial futures contracts .................................................        (9,050,854)               (7,302,679)
                                                                                   --------------            --------------
   Net Decrease in Net Assets Resulting from Operations .......................        (2,467,788)               (3,650,864)
                                                                                   --------------            --------------
Distributions to Shareholders:
 Distributions from net investment income
  Class A - ($0.5346 and $0.2625 per share, respectively) .....................        (2,592,579)               (1,391,021)
  Class B - ($0.4663 and $0.2298 per share, respectively) .....................        (6,228,402)               (2,716,645)
  Class C** - ($0.1838 and $0.2299 per share, respectively) ...................            (3,404)                   (6,832)
                                                                                   --------------            --------------
  Total Distributions to Shareholders .........................................        (8,824,385)               (4,114,498)
                                                                                   --------------            --------------
From Fund Share Transactions - Net:* ..........................................         1,013,866               (15,063,332)
                                                                                   --------------            --------------
Net Assets:
 Beginning of period ..........................................................       172,222,006               161,943,699
                                                                                   --------------            --------------
 End of period (including distributions in excess of net investment income
  of $6,908 and $6,908, respectively) .........................................      $161,943,699              $139,115,005
                                                                                   ==============            ==============



The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment gains and losses, distributions paid to shareholders and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       9

============================FINANCIAL STATEMENTS================================

                 John Hancock Funds - High Yield Tax-Free Fund


Statement of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

* Analysis of Fund Share Transactions:
                                                                                        SIX MONTHS ENDED
                                                       YEAR ENDED                      FEBRUARY 29, 2000
                                                    AUGUST 31, 1999                       (UNAUDITED)
                                            --------------------------------    --------------------------------
                                               SHARES             AMOUNT           SHARES             AMOUNT
                                            ------------      --------------    ------------      --------------


CLASS A
 Shares sold .............................     2,239,346       $21,188,954         729,249          $6,336,887
 Shares reinvested .......................       135,698         1,279,406          62,785             548,381
                                            ------------    --------------    ------------      --------------
                                               2,375,044        22,468,360         792,034           6,885,268
 Less shares repurchased .................    (1,184,256)      (11,168,846)       (862,045)         (7,551,864)
                                            ------------    --------------    ------------      --------------
 Net increase (decrease) .................     1,190,788       $11,299,514         (70,011)          ($666,596)
                                            ============    ==============    ============      ==============
CLASS B
 Shares sold .............................     1,910,562       $18,155,766         646,800          $5,692,853
 Shares reinvested .......................       266,217         2,514,139         106,593             931,561
                                            ------------    --------------    ------------      --------------
                                               2,176,779        20,669,905         753,393           6,624,414
 Less shares repurchased .................    (3,303,908)      (31,194,466)     (2,412,243)        (21,087,732)
                                            ------------    --------------    ------------      --------------
 Net decrease ............................    (1,127,129)     ($10,524,561)     (1,658,850)       ($14,463,318)
                                            ============    ==============    ============      ==============
CLASS C**
 Shares sold .............................        32,620          $305,013          13,270            $116,295
 Shares reinvested .......................           213             1,951             564               4,913
                                            ------------    --------------    ------------      --------------
                                                  32,833           306,964          13,834             121,208
 Less shares repurchased .................        (7,431)          (68,051)         (6,320)            (54,626)
                                            ------------    --------------    ------------      --------------
 Net increase ............................        25,402          $238,913           7,514             $66,582
                                            ============    ==============    ============      ==============

**Class C commenced operations on April 1, 1999.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       10

============================FINANCIAL STATEMENTS================================

                 John Hancock Funds - High Yield Tax-Free Fund


Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
--------------------------------------------------------------------------------

                                                  PERIOD FROM                  PERIOD FROM                               SIX MONTHS
                                                DECEMBER 31, 1993               NOVEMBER 1,                                ENDED
                                                (COMMENCEMENT OF   YEAR ENDED    1995 TO       YEAR ENDED AUGUST 31,    FEBRUARY 29,
                                                 OPERATIONS) TO    OCTOBER 31,  AUGUST 31,  --------------------------     2000
                                                OCTOBER 31, 1994    1995(2)      1996(6)      1997     1998     1999    (UNAUDITED)
                                                ----------------  ------------ ------------ -------- -------- --------  ------------

CLASS A
Per Share Operating Performance
 Net Asset Value, Beginning of Period..........       $9.85          $8.82       $9.47     $9.16     $9.34      $9.65     $9.03
                                                   --------       --------    --------  --------  --------   --------  --------
 Net Investment Income ........................        0.48(1)        0.57        0.49(1)   0.56(1)   0.54(1)    0.53(1)   0.26(1)
 Net Realized and Unrealized Gain (Loss)
  on Investments Sold and
 Financial Futures Contracts ..................       (0.94)          0.70       (0.30)     0.18      0.31      (0.62)    (0.45)
                                                   --------       --------    --------  --------  --------   --------  --------
   Total from Investment Operations ...........       (0.46)          1.27        0.19      0.74      0.85      (0.09)    (0.19)
                                                   --------       --------    --------  --------  --------   --------  --------
 Less Distributions:
  Dividends from Net Investment Income ........       (0.48)         (0.58)      (0.50)    (0.56)    (0.54)     (0.53)    (0.26)
  Distributions in Excess of
   Net Investment Income ......................       (0.09)         (0.04)         -         -         -          -         -
                                                   --------       --------    --------  --------  --------   --------  --------
   Total Distributions ........................       (0.57)         (0.62)      (0.50)    (0.56)    (0.54)     (0.53)    (0.26)
                                                   --------       --------    --------  --------  --------   --------  --------
 Net Asset Value, End of Period ...............       $8.82          $9.47       $9.16     $9.34     $9.65      $9.03     $8.58
                                                   ========       ========    ========  ========  ========   ========  ========
 Total Investment Return at Net Asset Value (3)       4.96%(4)      14.85%       1.96%(4)  8.29%     9.34%     (0.98%)   (2.09%)(4)
 Total Adjusted Investment Return
  at Net Asset Value (3,9) ....................         -               -           -         -         -       (1.00%)   (2.10%)(4)

Ratios and Supplemental Data
 Net Assets, End of Period (000s omitted) .....     $15,401        $14,225     $23,663   $32,199   $40,725    $48,869   $45,830
 Ratio of Expenses to Average Net Assets ......       1.15%(5)       1.06%       1.10%(5)  1.06%     1.00%(7)   1.00%(7)  1.04%(5,7)
 Ratio of Net Investment Income
 to Average Net Assets ........................       6.08%(5)       6.36%       6.39%(5)  6.00%     5.66%      5.65%(8)  5.99%(5,8)
 Portfolio Turnover Rate ......................         62%            64%         38%       51%       35%        39%       18%



The Financial Highlights summarizes the impact of the following factors on a single share for each period indicated: net investment income, gains (losses), dividends and total investment return of the Fund. It shows how the Fund's net asset value for a share has changed since the end of the previous period.
Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       11

============================FINANCIAL STATEMENTS================================

                 John Hancock Funds - High Yield Tax-Free Fund


Financial Highlights (continued)
--------------------------------------------------------------------------------


                                                                                 PERIOD FROM                            SIX MONTHS
                                                               YEAR ENDED         NOVEMBER 1,                              ENDED
                                                              OCTOBER 31,          1995 TO      YEAR ENDED AUGUST 31,   FEBRUARY 29,
                                                         ----------------------   AUGUST 31, --------------------------    2000
                                                            1994       1995(2)     1996(6)    1997     1998      1999   (UNAUDITED)
                                                         ----------   ---------  ----------- -------- -------- -------- ------------

CLASS B
Per Share Operating Performance
 Net Asset Value, Beginning of Period..................    $9.98      $8.82      $9.47      $9.16     $9.34     $9.65     $9.03
                                                        --------   --------   --------   --------  --------  --------  --------
 Net Investment Income ................................     0.48       0.51       0.44(1)    0.49(1)   0.47(1)   0.47(1)   0.23(1)
 Net Realized and Unrealized Gain (Loss) on Investments
  Sold and Financial Futures Contracts ................    (0.90)      0.69      (0.31)      0.18      0.31     (0.62)    (0.45)
                                                        --------   --------   --------   --------  --------  --------  --------
   Total from Investment Operations ...................    (0.42)      1.20       0.13       0.67      0.78     (0.15)    (0.22)
                                                        --------   --------   --------   --------  --------  --------  --------
 Less Distributions:
  Dividends from Net Investment Income ................    (0.48)     (0.51)     (0.44)     (0.49)    (0.47)    (0.47)    (0.23)
  Distributions in Excess of Net Investment Income ....    (0.07)     (0.04)        -          -         -         -         -
  Distributions from Net Realized Gain on Investments Sold (0.19)        -          -          -         -         -         -
                                                        --------   --------   --------   --------  --------  --------  --------
   Total Distributions ................................    (0.74)     (0.55)     (0.44)     (0.49)    (0.47)    (0.47)    (0.23)
                                                        --------   --------   --------   --------  --------  --------  --------
 Net Asset Value, End of Period .......................    $8.82      $9.47      $9.16      $9.34     $9.65     $9.03     $8.58
                                                        ========   ========   ========   ========  ========  ========  ========
 Total Investment Return at Net Asset Value (3) .......   (4.44%)    13.99%      1.36%(4)   7.51%     8.53%    (1.69%)   (2.45%)(4)
 Total Adjusted Investment Return at Net Asset Value (3,9)    -         -          -          -         -      (1.71%)   (2.46%)(4)

Ratios and Supplemental Data
 Net Assets, End of Period (000s omitted) ............. $151,069   $155,234   $147,669   $139,385  $131,497  $112,873   $93,002
 Ratio of Expenses to Average Net Assets ..............    1.85%      1.79%      1.81%(5)   1.81%     1.75%(7)  1.73%(7)  1.79%(5,7)
 Ratio of Net Investment Income to Average Net Assets .    5.36%      5.61%      5.65%(5)   5.28%     4.92%     4.93%(8)  5.24%(5,8)
 Portfolio Turnover Rate ..............................      62%        64%        38%        51%       35%       39%       18%



                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       12

============================FINANCIAL STATEMENTS================================

                 John Hancock Funds - High Yield Tax-Free Fund


Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                                                       PERIOD FROM
                                                                                      APRIL 1, 1999            SIX MONTHS
                                                                                    (COMMENCEMENT OF             ENDED
                                                                                       OPERATIONS)         FEBRUARY 29, 2000
                                                                                   TO AUGUST 31, 1999         (UNAUDITED)
                                                                                   ------------------      -----------------

CLASS C
Per Share Operating Performance
 Net Asset Value, Beginning of Period ...........................................         $9.47                  $9.03
                                                                                       --------               --------
 Net Investment Income (1) ......................................................          0.18                   0.23
 Net Realized and Unrealized Loss on Investments
  Sold and Financial Futures Contracts ..........................................         (0.44)                 (0.45)
                                                                                       --------               --------
   Total from Investment Operations .............................................         (0.26)                 (0.22)
                                                                                       --------               --------
 Less Distributions:
  Dividends from Net Investment Income ..........................................         (0.18)                 (0.23)
                                                                                       --------               --------
 Net Asset Value, End of Period .................................................         $9.03                  $8.58
                                                                                       ========               ========

 Total Investment Return at Net Asset Value (3) .................................        (2.70%)(4)             (2.46%)(4)
 Total Adjusted Investment Return at Net Asset Value (3,9) ......................        (2.71%)(4)             (2.47%)(4)

Ratios and Supplemental Data
 Net Assets, End of Period (000s omitted) .......................................          $229                   $283
 Ratio of Expenses to Average Net Assets ........................................         1.76%(5,7)             1.79%(5,7)
 Ratio of Net Investment Income to Average Net Assets ...........................           39%                    18%

(1) Based on the average of the shares outstanding at the end of each month.
(2) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the Fund.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Not annualized.
(5) Annualized.
(6) Effective August 31, 1996, the fiscal period end changed from October 31 to August 31.
(7) The ratio of expenses to average net assets for the years ended
    August 31, 1998 and 1999 and for the period ended February 29, 2000 excludes the effect of balance credits described in Note B. If these expense reductions were included, the effect to the ratio of expenses to average net assets would have been less than 0.01% for Class A and
    Class B shares for the year ended August 31, 1998; the ratio of expenses to average net assets would have been 0.98%, 1.71% and 1.74%
    for Class A, Class B and Class C shares, respectively, for the year ended August 31, 1999; and the ratio of expenses to average net assets would have been 1.02%, 1.77% and 1.77% for Class A, Class B and Class C shares, respectively, for the period ended February 29, 2000.
(8) The ratio of net investment income to average net assets includes the effect of balance credits described in Note B. If the expense reductions were excluded, the effect to the ratio of net investment income to average net assets would have been less than 0.01% for Class
    A and Class B shares for the year ended August 31, 1998 and the ratio of net investment income to average net assets would have been 5.63%,
    4.91% and 4.82% for Class A, Class B and Class C shares, respectively, for the year ended August 31, 1999. The ratio of net investment income to average net assets would have been 5.97%, 5.22% and 5.22% for Class
    A, Class B and Class C shares, respectively, for the period ended
    February 29, 2000.
(9) An estimated return that does not take into consideration fee reductions by the Adviser during the periods shown.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       13

============================FINANCIAL STATEMENTS================================

                 John Hancock Funds - High Yield Tax-Free Fund


Schedule of Investments
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by High
Yield Tax-Free Fund on February 29, 2000. It has one main category: tax-exempt long-term bonds. The tax-exempt long-term bonds are broken down by state. Under each state is a list of the securities owned by the Fund.

                                                                                                  PAR VALUE                YIELD
                                                         INTEREST      MATURITY       CREDIT        (000s       MARKET      AT
STATE, ISSUER, DESCRIPTION                                 RATE          DATE         RATING*      OMITTED)     VALUE      MARKET +
--------------------------                             -----------   -----------   ------------  -----------  ---------  -----------

TAX-EXEMPT LONG-TERM BONDS
Alaska (0.65%)
 Anchorage, City of,
 Ice Rink Rev .........................................    6.375%       01-01-20        BB+         $1,000      $910,520    7.00%
                                                                                                              ----------
Arizona (0.62%)
 Peoria Industrial Development Auth,
 Ind'l Dev Rev Ref Ser 1999A Sierra Winds Life ........    6.250        08-15-20        BB+          1,000       862,780    7.24
                                                                                                              ----------
California (20.06%)
 ABAG Finance Authority for Nonprofit Corps.,
  Cert of Part Nat'l Center for Int'l Schools Proj ....    7.375        05-01-18        BB+          1,000     1,026,210    7.19
 Foothill/Eastern Transportation Corridor Agency,
  Toll Rd Rev Sr Lien Cap Apprec Ser A ................     Zero        01-01-18        BBB-         7,950     2,764,453    6.01
  Toll Rd Rev Ref Conv Cap Apprec .....................     Zero        01-15-23        BBB-         3,000     1,526,280    6.59
  Toll Road Rev Ref Conf Cap Apprec ...................     Zero        01-15-29        BBB-         2,000       983,980    6.69
 Los Angeles Community Facilities District,
  Spec Tax No 3 Cascades Business Park Proj ...........    6.400        09-01-22        BB+          1,000       948,950    6.74
 Millbrae, City of,
  Residential Facil Rev Ser 1997A Magnolia of
   Millbrae Proj ......................................    7.375        09-01-27        BB           1,000       972,510    7.58
 Sacramento City Financing Auth,
  Rev Convention Ctr Hotel Ser 1999A ..................    6.250        01-01-30        BB+          1,500     1,347,390    6.96
 San Bernardino, County of,
  Cert of Part Ref Medical Ctr Fin Proj ...............    5.500        08-01-17        A-           4,500     4,241,295    5.84
 San Diego County Water Auth,
  Water Rev Cert of Part Reg RITES ....................    7.434#       04-23-08        AAA          1,000     1,067,500    6.96
 San Francisco, City of,
  Resid Facil Ser A Coventry Park Proj ................    8.500        12-01-26        BB-          2,000     2,077,400    8.18
 San Joaquin Hills Transportation Corridor Agency,
  Toll Rd Rev Conv Cap Apprec Ser A ...................     Zero        01-15-19        BBB-         3,000     1,810,230    6.48
  Toll Rd Rev Sr Lien .................................    5.000        01-01-33        Baa3         1,000       804,200    6.22
 San Jose Unified School District,
  GO Cap Apprec Ser 1997A .............................     Zero        08-01-21        AAA          2,830       774,712    6.14
 South Orange County Public Financing Auth,
  Spec Tax Rev LEVRRS .................................    7.981#       08-15-17        AAA          7,500     7,556,250    7.92
                                                                                                              ----------
                                                                                                              27,901,360
                                                                                                              ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       14

============================FINANCIAL STATEMENTS================================

                 John Hancock Funds - High Yield Tax-Free Fund

                                                                                                 PAR VALUE                YIELD
                                                         INTEREST      MATURITY       CREDIT        (000s       MARKET      AT
STATE, ISSUER, DESCRIPTION                                 RATE          DATE         RATING*      OMITTED)     VALUE      MARKET +
--------------------------                             -----------   -----------   ------------  -----------  ---------  -----------

Connecticut (1.97%)
 Connecticut State Development Auth,
  Poll Control Rev Ref Ser 1993A Connecticut Light & Pwr   5.850%       09-01-28        BB+         $2,000    $1,759,840    6.65%
  Aquarium Proj Rev Ser A Mystic MarineLife Aquarium Proj  7.000        12-01-27        BB+          1,000       986,480    7.10
                                                                                                              ----------
                                                                                                               2,746,320
                                                                                                              ----------
District of Columbia (0.75%)
 District of Columbia,
  Cert of Part ........................................    7.300        01-01-13        BBB-         1,000     1,045,680    6.98
                                                                                                              ----------
Florida (4.51%)
 Grand Haven Community Development District,
  Spec Assessment Ser B ...............................    6.900        05-01-19        BB+            750       734,317    7.05
 Homestead, City of,
  Ind'l Dev Rev Ser A Community Rehab Proj ............    7.950        11-01-18        BB           3,470     3,518,198    7.84
 South Indian River Water Control District,
  Rev Egret Landing Proj Section 15 Phase 1 ...........    7.500        11-01-18        BB+          1,960     2,019,153    7.28
                                                                                                              ----------
                                                                                                               6,271,668
                                                                                                              ----------
Illinois (7.90%)
 Bedford Park, City of,
  Tax Increment Rev Ref 71st & Cicero Proj ............    7.375        01-01-12        BBB-         1,000     1,023,830    7.20
  Tax Increment Rev Ref 71st & Cicero Proj ............    7.000        01-01-06        BBB-           645       658,848    6.85
  Tax Increment Rev Sr Lien Mark IV Proj ..............    9.750        03-01-12        AAA            960     1,056,682    8.86
 Chicago, City of,
  Chicago-O'Hare Int'l Airport Spec Facil Rev Ref
   American Airlines, Inc. ............................    8.200        12-01-24        BBB-         1,500     1,635,075    7.52
 Illinois Health Facilities Auth,
  Rev Ser A Fairview Obligated Group Proj .............    9.500        10-01-22        AA           2,500     2,838,800    8.37
  Rev Ser B Fairview Obligated Group Proj .............    9.000        10-01-22        AA           1,500     1,673,175    8.07
 Round Lake Beach, City of,
  Tax Increment Rev Ref ...............................    7.500        12-01-13        BBB-         2,000     2,107,820    7.12
                                                                                                              ----------
                                                                                                              10,994,230
                                                                                                              ----------
Indiana (1.43%)
 Wabash, County of,
  Solid Waste Disp Rev Jefferson Smurfit Corp Proj ....    7.500        06-01-26        BB           2,000     1,985,600    7.55
                                                                                                              ----------
Iowa (0.60%)
 Iowa Finance Auth,
  Hlth Care Facil Rev Ref Care Initiatives Proj Ser B .    5.750        07-01-18        BB             715       589,475    6.97
  Hlth Care Facil Rev Ref Care Initiatives Proj .......    9.250        07-01-25        BB             200       238,856    7.75
                                                                                                              ----------
                                                                                                                 828,331
                                                                                                              ----------
Kansas (2.16%)
 Kansas Development Finance Auth,
  Multifamily Hsg Rev Ref Ser Y .......................    6.125        12-01-28        BBB-         1,000       889,910    6.88
 Prairie Village, City of,
  Rev Ser A Claridge Court Proj .......................    8.750        08-15-23        BBB-         2,000     2,110,880    8.29
                                                                                                              ----------
                                                                                                               3,000,790
                                                                                                              ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       15

============================FINANCIAL STATEMENTS================================

                 John Hancock Funds - High Yield Tax-Free Fund

                                                                                                  PAR VALUE                YIELD
                                                         INTEREST      MATURITY       CREDIT        (000s       MARKET      AT
STATE, ISSUER, DESCRIPTION                                 RATE          DATE         RATING*      OMITTED)     VALUE      MARKET +
--------------------------                             -----------   -----------   ------------  -----------  ---------  -----------

Kentucky (5.25%)
 Jefferson County Student Housing,
  Ind'l Bldg Rev Collegiate Hsg Foundation Ser 1999A ..    7.125%       09-01-29        BB+         $1,265    $1,216,475    7.41%
 Kenton County Airport Board,
  Rev Spec Facil Delta Airlines, Inc., Ser 1985 .......    7.800        12-01-15        BBB-         2,500     2,544,850    7.66
  Rev Spec Facil Delta Airlines, Inc., Proj Ser B .....    7.250        02-01-22        BBB-         2,500     2,538,825    7.14
 Newport Public Properties,
  Corp Rev 1st Mtg Pub Prkg & Plaza Ser 2000A-1** .....    8.500        01-01-27        BB           1,000       997,500    8.52
                                                                                                              ----------
                                                                                                               7,297,650
                                                                                                              ----------
Louisiana (0.62%)
 Louisiana Public Facilities Auth,
  Progressive Hlthcare Rev ............................    6.375        10-01-20        BB-          1,000       862,770    7.39
                                                                                                              ----------
Maryland (0.73%)
 Baltimore, County of,
  Poll Control Rev Ref Bethlehem Steel Corp Proj ......    7.500        06-01-15        B+           1,000     1,016,490    7.38
                                                                                                              ----------
Massachusetts (4.42%)
 Massachusetts Development Finance Agency,
  Rev Lasell Village Proj Ser 1998A ...................    6.375        12-01-25        BBB-         1,000       852,450    7.48
 Massachusetts Industrial Finance Agency,
  Rev Ser A Southeastern Mass Proj ....................    9.000        07-01-15        BB           2,800     2,981,720    8.45
 Massachusetts Port Auth,
  Spec Proj Rev Harborside Hyatt Hotel ................   10.000        03-01-26        BBB-         2,200     2,311,364    9.52
                                                                                                              ----------
                                                                                                               6,145,534
                                                                                                              ----------
Michigan (3.13%)
 Waterford, Township of,
  Economic Dev Corp Rev Ref Canterbury Hlth ...........    6.000        01-01-39        BB-          3,620     3,248,950    6.69
 Wayne Charter, County of,
  Spec Airport Facil Rev Ref Ser 1995
   Northwest Airlines, Inc. ...........................    6.750        12-01-15        BB+          1,120     1,108,509    6.82
                                                                                                              ----------
                                                                                                               4,357,459
                                                                                                              ----------
Minnesota (0.58%)
 Minneapolis, City of,
  Rev Ref Walker Methodist Sr Servs Ser 1998A .........    6.000        11-15-28        BB+          1,000       805,280    7.45
                                                                                                              ----------
Mississippi (0.87%)
 Mississippi Business Finance Corp.,
  Miss Poll Control Rev Ref Sys Energy Resource Inc Proj   5.900        05-01-22        BBB-         1,400     1,213,590    6.81
                                                                                                              ----------
Missouri (0.74%)
 Lees Summit Industrial Development Auth,
  Hlth Facil Rev Ref & Imp John Knox Vlg Proj .........    7.125        08-15-12        A-           1,000     1,022,930    6.97
                                                                                                              ----------
New Hampshire (1.52%)
 New Hampshire Business Finance Auth,
  Poll Control Rev Ref Ser D Pub Serv Co ..............    6.000        05-01-21        BBB-         1,000       875,880    6.85
 New Hampshire Higher Educational & Health Facilities Auth,
  Rev Littleton Hosp Assn-Ser A .......................    5.900        05-01-18        BB-          1,500     1,235,460    7.16
                                                                                                              ----------
                                                                                                               2,111,340
                                                                                                              ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       16

============================FINANCIAL STATEMENTS================================

                 John Hancock Funds - High Yield Tax-Free Fund

                                                                                                 PAR VALUE                YIELD
                                                         INTEREST      MATURITY       CREDIT        (000s       MARKET      AT
STATE, ISSUER, DESCRIPTION                                 RATE          DATE         RATING*      OMITTED)     VALUE      MARKET +
--------------------------                             -----------   -----------   ------------  -----------  ---------  -----------

New Jersey (6.72%)
 Camden County Improvement Auth,
  Lease Rev Ser A Holt Hauling & Warehousing Proj .....    9.875%       01-01-21        BB-         $1,500    $1,676,760    8.83%
 New Jersey Economic Development Auth,
  Economic Dev Rev Ref Ser 1995J Holt Hauling Proj ....    8.500        11-01-23        BBB          2,500     2,682,225    7.92
 Ind'l Dev Rev Ref Newark Airport Marriott Hotel Proj .    7.000        10-01-14        BBB-         2,500     2,525,100    6.93
  New Jersey Health Care Facilities Financing Auth,
 Rev Care Institute Inc Cherry Hill Proj ..............    8.000        07-01-27        BB-          2,000     1,968,060    8.13
  Rev Ref Trinitas Hosp Oblig Group ...................    7.500        07-01-30        BBB-           500       491,125    7.64
                                                                                                              ----------
                                                                                                               9,343,270
                                                                                                              ----------
New York (4.20%)
 Glen Cove Housing Auth,
  Rev Sr Living Facil The Mayfair Proj ................    8.250        10-01-26        BB+          1,425     1,495,010    7.86
 Islip Community Development Agency,
  Community Dev Rev Ref NY Institute of Technology Proj    7.500        03-01-26        BB-          2,000     2,071,240    7.24
 New York City Industrial Development Agency,
  Ind'l Dev Rev Ref LaGuardia Assoc LP Proj ...........    6.000        11-01-28        BB+          1,000       851,430    7.05
  Spec Facil Rev 1990 American Airlines, Inc. Proj ....    5.400        07-01-20        BBB-         1,670     1,428,969    6.31
                                                                                                              ----------
                                                                                                               5,846,649
                                                                                                              ----------
Ohio (5.03%)
 Bedford, County of,
  Rev Ref Community Hosp Bedford Inc. .................    8.500        05-15-09        AA           1,200     1,233,780    8.27
 Cleveland, City of,
  Parking Facil Imp Rev ...............................    8.100        09-15-22        AAA          2,000     2,188,020    7.40
 Lorain, County of,
  Rev 1st Mtg Ser A Kendal At Oberlin Proj ............    8.625        02-01-22        AA           3,300     3,578,883    7.95
                                                                                                              ----------
                                                                                                               7,000,683
                                                                                                              ----------
Oklahoma (1.49%)
 Tulsa Municipal Airport Trust, Trustees of,
  Rev American Airlines, Inc. .........................    7.350        12-01-11        BBB-         2,000     2,077,400    7.08
                                                                                                              ----------
Oregon (3.52%)
 Oregon State Solid Waste Disposal Facilities,
  Economic Dev Rev USG Corp Proj Ser 192 ..............    6.400        12-01-29        BBB+         1,000       975,230    6.56
 Oregon, State of,
  Economic Dev Rev Ref Ser 183 Georgia-Pacific Corp Proj   5.700        12-01-25        Baa2         1,000       871,370    6.54
 Western Generation Agency,
  Rev 1994 Ser A Wauna Cogeneration Proj ..............    7.125        01-01-21        BBB-         3,000     3,052,860    7.00
                                                                                                              ----------
                                                                                                               4,899,460
                                                                                                              ----------
Pennsylvania (8.02%)
 Beaver County Industrial Development Auth,
  Coll Poll Control Rev Ref Ser 1995A Toledo Edison Co
 Beaver Valley Proj ...................................    7.750        05-01-20        BB+          1,700     1,806,012    7.30
  Poll Control Rev Ref Cleveland Elec Proj ............    7.625        05-01-25        BB+          1,600     1,683,440    7.25
 Chester County Industrial Development Auth,
  Rev 1st Mtg Rha/Pa Nursing Home .....................   10.125        05-01-19        B-             193       153,393   12.74


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       17

============================FINANCIAL STATEMENTS================================

                 John Hancock Funds - High Yield Tax-Free Fund

                                                                                                 PAR VALUE                YIELD
                                                         INTEREST      MATURITY       CREDIT        (000s       MARKET      AT
STATE, ISSUER, DESCRIPTION                                 RATE          DATE         RATING*      OMITTED)     VALUE      MARKET +
--------------------------                             -----------   -----------   ------------  -----------  ---------  -----------

Pennsylvania (continued)
 Montgomery County Redevelopment Auth,
  Multifamily Hsg Rev Ser A KBF Assoc L.P. Proj .......    6.500%       07-01-25        BBB+        $2,500    $2,412,600    6.74%
 Pennsylvania Economic Development Finance Auth,
  Ser B Qualified Residential RSI Properties/
   Greensburg LLC Proj                                     8.000        09-01-27        BB-          1,000       750,000   10.67
 Philadelphia Hospitals and Higher Education Facilities Auth,
  Hosp Rev 1991 Ser A Philadelphia Protestant Home Proj    8.625        07-01-21        AA           2,300     2,458,125    8.07
 Philadelphia Industrial Development Auth,
  Commercial Devel Rev Ref Ser A Doubletree Proj ......    6.500        10-01-27        BB+          2,000     1,897,980    6.85
                                                                                                              ----------
                                                                                                              11,161,550
                                                                                                              ----------
Rhode Island (1.60%)
 Providence Redevelopment Agency,
  Cert of Part Ser 1994A ..............................    8.000        09-01-24        BBB-         2,135     2,227,979    7.67
                                                                                                              ----------
Tennessee (2.09%)
 Chattanooga Industrial Development Board,
  Ind'l Dev Rev Ref Warehouse Row Ltd Proj ............    7.000        12-15-12        BBB          2,000     1,964,500    7.13
 Johnson City Health & Educational Facilities Board,
  Hosp Rev Ref 1st Mtg Mtn States Hlth Ser 2000A ......    7.500        07-01-33        Baa2         1,000       947,440    7.92
                                                                                                              ----------
                                                                                                               2,911,940
                                                                                                              ----------
Texas (0.33%)
 Houston, City of,
  Airport Sys Rev Spec Facil Continental
    Airlines Ser 1998C ................................    5.700        07-15-29        BB             575       463,668    7.07
                                                                                                              ----------
Utah (3.27%)
 Carbon, County of,
  Solid Waste Disp Rev Ref Ser A
 East Carbon Development Corp .........................    9.000        07-01-12        BBB-         2,000     2,077,500    8.66
  Solid Waste Disp Rev Ref
 Sunnyside Cogeneration Ser 1999A .....................    7.100        08-15-23        BB             960       925,738    7.36
  Solid Waste Disp Rev Ref Sunnyside Cogeneration
   Ser 1999B ..........................................     Zero        08-15-24        BB             290        46,606    7.62
  Tooele, County of,
 Poll Control Rev Ref Ser A Laidlaw Environmental Proj     7.550        07-01-27        BBB-         1,500     1,499,595    7.55
                                                                                                              ----------
                                                                                                               4,549,439
                                                                                                              ----------
Virginia (2.98%)
 Hopewell Industrial Development Auth,
  Resource Recovery Rev Ref Stone Container Corp Proj .    8.250        06-01-16        BB           2,400     2,494,968    7.94
 Pocahontas Parkway Association,
  Toll Road Rev Cap Apprec 1st Tier Sub Ser 1998C .....     Zero        08-15-21        Ba1          4,100       798,557    7.77
  Toll Road Rev Cap Apprec 1st Tier Sub Ser 1998C .....     Zero        08-15-20        Ba1          4,000       849,080    7.72
                                                                                                              ----------
                                                                                                               4,142,605
                                                                                                              ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       18

============================FINANCIAL STATEMENTS================================

                 John Hancock Funds - High Yield Tax-Free Fund

                                                                                                 PAR VALUE                YIELD
                                                         INTEREST      MATURITY       CREDIT        (000s       MARKET      AT
STATE, ISSUER, DESCRIPTION                                 RATE          DATE         RATING*      OMITTED)     VALUE      MARKET +
--------------------------                             -----------   -----------   ------------  -----------  ---------  -----------

Washington (0.93%)
 Spokane County Industrial Development Corp,
  Solid Waste Disp Rev Kaiser Alum & Chem Corp Proj ...    7.600%       03-01-27        BB-         $1,250    $1,292,488    7.35%
                                                                                                             -----------
 West Virginia (0.64%)
  South Charleston, City of,
   Poll Control Rev Ref Union Carbide Corp Proj .......    5.100        01-01-12        BBB          1,000       888,640    5.74
                                                                                                             -----------
                                                           TOTAL TAX-EXEMPT LONG-TERM BONDS
                                                                        (Cost $138,313,313)        (99.33%)  138,186,093
                                                                                                   -------   -----------
                                                          OTHER ASSETS AND LIABILITIES, NET         (0.67%)      928,912
                                                                                                   -------   -----------
                                                                           TOTAL NET ASSETS       (100.00%) $139,115,005
                                                                                                  ========  ============


  * Credit ratings are unaudited and rated by Standard & Poor's where available, or Moody's Investors Service, Fitch or John Hancock Advisers, Inc. where Standard & Poor's ratings are not available.

 ** This security having an aggregate value of $997,500 or 0.72% of the Fund's net asset value, has been purchased as forward commitment - that is, the Fund has agreed on trade date to take delivery of and to make payment for this security on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of such security are fixed at trade date, although the Fund does not earn any interest on such security until settlement date. The Fund has instructed its Custodian Bank to segregate assets with a current value at least equal to the amount of the forward commitment. Accordingly, the market value of $1,209,000 of South Orange County Public Financing, 7.981%, 08-15-17, has been segregated to cover the forward commitment.

  + The yield is not calculated in accordance with guidelines established by the U.S. Securities & Exchange Commission and is unaudited. Zero coupon yields are at yield to maturity.

  # Represents rate in effect on February 29, 2000.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

============================FINANCIAL STATEMENTS================================

                 John Hancock Funds - High Yield Tax-Free Fund


Portfolio Concentration (Unaudited)
--------------------------------------------------------------------------------

The High Yield Tax-Free Fund invests primarily in securities issued by the various states and their various political subdivisions. The performance of the Fund is closely tied to economic conditions within the applicable states and the financial conditions of the states and their agencies and municipalities. The concentration of investments by states and credit ratings for individual securities held by the Fund are shown in the schedule of investments. In addition, the concentration of investments can be aggregated by various sector categories.

The table below shows the percentages of the Fund's investments at February 29, 2000, assigned to the various sector categories.

                                                                   MARKET VALUE
                                                                 AS A PERCENTAGE
                                                                    OF FUND'S
SECTOR DISTRIBUTION                                                NET ASSETS
-------------------                                              ---------------

General Obligation ...........................................        0.56%
Revenue Bonds - Airport ......................................        0.33
Revenue Bonds - Authority ....................................        2.01
Revenue Bonds - Economic Development .........................        1.87
Revenue Bonds - Education ....................................        2.23
Revenue Bonds - Facility .....................................        1.60
Revenue Bonds - Health .......................................       19.88
Revenue Bonds - Highway ......................................        1.18
Revenue Bonds - Housing ......................................        7.57
Revenue Bonds - Industrial Development .......................        2.64
Revenue Bonds - Industrial Revenue ...........................       11.48
Revenue Bonds - Lease ........................................        0.75
Revenue Bonds - Multi-Family .................................        0.64
Revenue Bonds - Other ........................................       11.88
Revenue Bonds - Parking Garage/Authority .....................        0.72
Revenue Bonds - Pollution Control Facilities .................       17.70
Revenue Bonds - Recreation Facility ..........................        0.65
Revenue Bonds - Solid Waste Disposal .........................        0.70
Revenue Bonds - Special Assessment ...........................        0.53
Revenue Bonds - Transportation ...............................       12.19
Revenue Bonds - Water & Sewer ................................        2.22
                                                                ----------
                              TOTAL TAX-EXEMPT LONG-TERM BONDS       99.33%
                                                                ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

==========================NOTES TO FINANCIAL STATEMENTS=========================

                 John Hancock Funds - High Yield Tax-Free Fund


(UNAUDITED)

NOTE A -

ACCOUNTING POLICIES

John Hancock Tax-Free Bond Trust (the "Trust") is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of two series: John Hancock High Yield Tax-Free Fund (the "Fund") and John Hancock Tax-Free Bond Fund. The other series of the Trust is reported in separate financial statements. The investment objective of the Fund is to provide as high a level of interest income exempt from federal income taxes as is consistent with the preservation of capital, by investing primarily in municipal bonds, notes and commercial paper, the interest on which is exempt from federal income taxes.

         The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights regarding that distribution plan.

         Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $9,410,341 of capital loss carryforwards available, to the extent provided by regulations, to offset future net realized capital gains. To the extent such carryforwards are used by the Fund, no capital gains distribution will be made. The carryforwards expire as follows: August 31, 2002 - $2,239,021, August 31, 2003 - $205,838, August 31,
2004 - $3,207,633, August 31, 2005 - $716,668 and August 31, 2006 - $3,041,181.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Interest income on investment securities is recorded on the accrual basis.

         The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

PREMIUM AND DISCOUNT For tax-exempt issues, the Fund amortizes the amount paid in excess of par value on securities purchased from either the date of purchase or date of issue to date of sale, maturity or to next call date, if applicable. The Fund accretes original issue discount from par value on securities purchased from either the date of issue or the date of purchase over the life of the security, as required by the Internal Revenue Code. The Fund records market discount on bonds purchased after April 30, 1993 at time of disposition.

==========================NOTES TO FINANCIAL STATEMENTS=========================

                 John Hancock Funds - High Yield Tax-Free Fund


CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks which permit borrowings of up to $500 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee based on the average daily unused portion of the line of credit is allocated among the participating funds. The Fund had no borrowing activity for the period ended February 29, 2000.

FINANCIAL FUTURES CONTRACTS The Fund may buy and sell financial futures contracts for speculative purposes and/or to hedge against the effects of fluctuations in interest rates and other market conditions. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price on the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as "variation margin," are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," will be recorded by the Fund as unrealized gains or losses.

         When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

         For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of futures contracts.

         At February 29, 2000, there were no open positions in financial futures contracts.

OPTIONS The Fund may buy or sell options contracts. Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the-counter options are valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

         The Fund may use option contracts to manage its exposure to changing security prices. Writing puts and buying calls will tend to increase the Fund's exposure to the underlying instrument and buying puts and writing calls will tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

         The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual

==========================NOTES TO FINANCIAL STATEMENTS=========================

                 John Hancock Funds - High Yield Tax-Free Fund


exposure will be limited to the change in value of the contract over the period the contract remains open.

         Risks may also arise if counterparties do not perform under the contract's terms ("credit risk"), or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund will continuously monitor the creditworthiness of all its counterparties.

         At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's Statement of Assets and Liabilities.

         At February 29, 2000, there were no open written options contracts.

NOTE B -

MANAGEMENT FEE AND TRANSACTIONS

WITH AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.625% of the first $75,000,000 of the Fund's average daily net asset value, (b) 0.5625% of the next $75,000,000 and (c) 0.50% of the Fund's average daily net asset value in excess of $150,000,000.

         The Fund has an agreement with its custodian bank under which $14,296 of custodian fees have been reduced by balance credits applied during the period ended February 29, 2000. If the Fund had not entered into this agreement, the assets not invested, on which these balance credits were earned, could have produced taxable income.

         The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. For the period ended February 29, 2000, net sales charges received with regard to sales of Class A shares amounted to $2,546. Out of this amount, $213 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $2,249 was paid as sales commissions to unrelated broker-dealers and $84 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors.

         Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended February 29, 2000, contingent deferred sales charges paid to JH Funds amounted to $152,975.

         Class C shares which are redeemed within one year of purchase will be subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class C shares. For the period ended February 29, 2000, contingent deferred sales charges paid to JH Funds amounted to $742.

         In addition, to reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses, at an annual rate not to exceed 0.25% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets, to reimburse JH Funds for its distribution and service costs. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

         The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

==========================NOTES TO FINANCIAL STATEMENTS=========================

                 John Hancock Funds - High Yield Tax-Free Fund


The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Funds. The compensation for the period was at an an annual rate of less than 0.02% of the average net assets of the Fund.

         Mr. Stephen L. Brown, Ms. Maureen R. Ford, Ms. Anne C. Hodsdon and Mr. Richard Scipone are trustees and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The investment had no impact on the operations of the Fund.

NOTE C -

INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the fiscal period ended February 29, 2000, aggregated $27,227,702 and $39,765,543, respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the fiscal period ended February 29, 2000.

         The cost of investments owned at February 29, 2000, for federal income tax purposes was $138,312,313. Gross unrealized appreciation and depreciation of investments aggregated $5,047,617 and $5,173,837, respectively, resulting in net unrealized depreciation of $126,220.

====================================NOTES=======================================

                 John Hancock Funds - High Yield Tax-Free Fund

====================================NOTES=======================================

                 John Hancock Funds - High Yield Tax-Free Fund

====================================NOTES=======================================

                 John Hancock Funds - High Yield Tax-Free Fund

================================================================================


[LOGO] JOHN HANCOCK FUNDS                                     ------------------
       A Global Investment Management Firm                        Bulk Rate
                                                                 U.S. Postage
101 HUNTINGTO AVENUE, BOSTON, MA 02199-7603                          PAID
1-800-225-5291  1-800-554-6713 (TDD)                             Randolph, MA
INTERNET: www.jhfunds.com                                        Permit No. 75
                                                              ------------------















--------------------------------------------------------------------------------
         This report is for the information of shareholders of the John Hancock High Yield Tax-Free Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

[LOGO] Printed on Recycled Paper                                      590SA 2/00
                                                                            4/00